As filed with the Securities and Exchange Commission on April 24, 2025

Registration Nos. 333-283620

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☐
PRE-EFFECTIVE AMENDMENT NO.   ☐
POST-EFFECTIVE AMENDMENT NO. 5  ☒

Equitable Financial Life Insurance Company of America

(Name of Insurance Company)

8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333

(Address of Insurance Company’s Principal Executive Offices) (Zip Code)

(212) 554-1234

Insurance Company’s Telephone Number, Including Area Code

ALFRED AYENSU-GHARTEY

Vice President and Associate General Counsel

Equitable Financial Life Insurance Company of America

8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333

(Name and Address of Agent for Service)

Please Send Copies of all Communications to:

DODIE C. KENT, Esq.

Eversheds Sutherland (US) LLP

The Grace Building, 40th Floor

1114 Avenue of the Americas

New York, New York 10036

Approximate date of proposed public offering: Continuously after the registration statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	On May 1, 2025 pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐  New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration or amendment thereto within 3 years preceding this filing)

☐  Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐  If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒  Insurance Company relying on Rule 12h-7 under the Exchange Act

☐  Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Title of Securities Being Registered:

Guaranteed Interest Account with Market Value Adjustment

PROSPECTUS Dated May 1, 2025 Guaranteed Interest Account with Market Value Adjustment Fixed Option for the MONY Variable Annuity Series Individual Flexible Payment Variable Annuity Contract	Issued by Equitable Financial Life Insurance Company of America Equitable America Variable Account A Operations Center 2801 Highway 280 South Birmingham, AL 35223 Telephone: 1-800-487-6669 Fax: 866-505-0260

Please read and keep this prospectus for future reference. It contains important information that you should know before taking any other action under your contract. Also, you should read the prospectuses for the Portfolios available under your contract (the "Portfolios")

Equitable Financial Life Insurance Company of America ("we," "us," "our," or the "Company") issues the MONY Variable Annuity individual flexible payment variable annuity contract (the "Contract"). The Contract provides for the accumulation of retirement savings and for income. The Contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of the subaccounts and/or in the Guaranteed Interest Account with Market Value Adjustment. This Prospectus describes the Guaranteed Interest Account with Market Value Adjustment investment option under the Contract and does not describe the Contract itself or other Investment Options available. For information about the Contract and the subaccounts that invest in the underlying Portfolios, you should consult the Contract itself, the most recent Contract prospectus, and more recent updated materials provided to you (for example, Portfolio shareholder reports and Portfolio prospectuses). The most recent prospectuses for the Portfolios and updated materials can be found at https://protective.onlineprospectus.net/protective/products and selecting "Equitable" then "MONY Variable Annuity Series:" Option 1, 2 or 3 and finally "Investment Options." The last Contract prospectus and any supplements can be found at www.sec.gov under File No. 333-72632. Please call us at 1-800-487-6669 for more information.

This Contract is no longer being sold. Because the Contract is no longer sold, the Prospectus for the Contract is no longer updated. We will continue to accept Purchase Payments under existing Contracts. The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purposes, is not a short-term investment, and is not appropriate for an investor who needs ready access to cash.

You can tell us what to do with your Purchase Payments and how to allocate Fund Value.

You may allocate some or all of your Purchase Payments into the subaccounts or into the Guaranteed Interest Account with Market Value Adjustment.

The Guaranteed Interest Account with Market Value Adjustment offers guaranteed interest to be credited for specific periods (referred to as "Accumulation Periods"), with interest credited for the entire Accumulation Period on a daily basis. Different rates apply to each Accumulation Period and are determined by the Company from time to time at its sole discretion. A Market Value Adjustment may be charged if part or all of the Guaranteed Interest Account with Market Value Adjustment is surrendered (sometimes referred to as a withdrawal) or transferred (including transfers for the purpose of obtaining a Loan) more than 30 days before the Maturity Date. (See "APPENDIX: GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT OPTIONS AVAILABLE UNDER THE CONTRACT") If you take pre-authorized withdrawals from the Guaranteed Interest Account with Market Value Adjustment before the Maturity Date, these withdrawals can have an adverse effect on the values under the Contract. If you intend to make these withdrawals, please work with your financial professional. A Market Value Adjustment will be imposed on amounts taken from the Guaranteed Interest Account with Market Value Adjustment in most states. A Market Value Adjustment will not be imposed on contracts issued in the states of Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington; however, a minimum balance of $2,500 will apply in these States.

The Contract is a complex investment and involves risks, including potential loss of principal. Amounts that are surrendered (full or partial) or transferred (including transfers for the purpose of obtaining a Loan), could result in, if applicable, negative Market Value Adjustments (if you allocated to the Guaranteed Interest Account with Market Value Adjustment option), premium taxes, and tax penalties, which may reduce the amount you receive and could result in loss of principal and previously credited interest. In extreme cases, the maximum percentage amount of potential loss resulting from a Market Value Adjustment can be 100% for any amount allocated to the Guaranteed Interest Account with Market Value Adjustment.

The Company's obligations under the Contract and any guarantees are subject to its financial strength and claims-paying ability.

The Contract is not a deposit or obligation of, or guaranteed by, any bank or financial institution. It is not insured by the Federal Deposit Insurance Corporation or any other government agency, and it is subject to investment risk, including the possible loss of principal.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including market value adjustment annuities and variable annuities, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.

CONTENTS OF THIS PROSPECTUS

Special Terms	4
Overview Of The Variable Annuity Contract	5
Important Information You Should Consider About The Contract	6
Fee Table	9
Principal Risks of Investing In The Contract	10
Business Disruption, Cybersecurity, and Artificial Intelligence ("AI") Technologies Risks	10
Who is Equitable Financial Life Insurance Company of America?	11
Equitable Financial Life Insurance Company of America	11
How to reach us	11
Guaranteed Interest Account with Market Value Adjustment	12
Additional Information About the Contract	15
Additional Purchase Payments	15
Tax-Free "Section 1035" exchanges	15
Allocation of Purchase Payments and Fund Value	15
Telephone/fax Transactions	17
Disruptive Transfer Activity	18
Surrenders	19
Loans	20
Automatic Withdrawals	21
Death Benefit	21
Charges and Adjustments	21
Deductions from Fund Value	21
Market Value Adjustment	21
The MVA Factor	22
Sales of the Contracts	22
Annuity Provisions	22
Annuity payments	22
Other Provisions	23
Provision Required By Section 401(a)(9) of the Code	23
Continuation of the Contract by a surviving spouse	23
Distribution of the Contracts	24
Federal Tax Status	26
Introduction	26
The Company's Tax Status	26
Taxation of Annuities in General	26
Qualified Retirement Plans	29
Required Minimum Distributions	29
Loans	31
Federal Income Tax Withholding	33
Legal Proceedings	34
Financial Statements	34
About the General Account	34
APPENDIX: GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT OPTIONS AVAILABLE UNDER THE CONTRACT	35

Special Terms

Accumulation Period — Currently 3, 5, 7 and 10 years. The Accumulation Period starts on the Business Day that falls on, or next follows, the date the Purchase Payment is transferred into the Guaranteed Interest Account with Market Value Adjustment and ends on the Monthly Contract Anniversary immediately prior to the last day of that Accumulation Period.

Annuitant — The person upon whose continuation of life any annuity payment depends.

Annuity Starting Date — The date upon which the Annuitant reaches 95 years of age, or at the discretion of the Owner of the Contract, a date that is at least ten years from the Effective Date of the Contract.

Beneficiary — The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Secondary Annuitant.

Business Day — Our Business Day is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A Business Day does not include a day on which the New York Stock Exchange is not open due to emergency conditions determined by the Securities and Exchange Commission.

Cash Value — The Contract's Fund Value, less any outstanding debt, and positive or negative adjustment for any applicable Market Value Adjustment.

Code — The Internal Revenue Code of 1986, as amended.

Company — Equitable Financial Life Insurance Company of America (which also may be referred to as "we", "us", or "our").

Contract — The MONY Variable Annuity Series Contract, an individual flexible payment variable annuity contract.

Contract Year — A period of time equal in length to one calendar year that begins on each Contract Anniversary. As with the first Contract Anniversary, the first Contract Year begins on the Contract Effective Date.

Contract Anniversary — Each one-year anniversary of the Contract's Effective Date.

Effective Date — The date the Contract begins as shown in the Contract.

Fund Value — The aggregate dollar value as of any Business Day of all amounts accumulated under each of the subaccounts, the Guaranteed Interest Account with Market Value Adjustment, and the Loan Account of the Contract.

General Account — The general assets of the Company, exclusive of assets in separate accounts of the Company.

Good Order — Instructions that we receive at the Operations Center within the prescribed time limits, if any, specified in the Contract for the transaction requested. The instructions must be on the appropriate form or in a form satisfactory to us that includes all the information necessary to execute the requested transaction and must be signed by the individual authorized to make the transaction. To be in "Good Order," instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions and we must be able to execute the requisite order(s).

Guaranteed Interest Account with Market Value Adjustment — An Investment Option under the Contract that is supported by the Company's General Account, under which Purchase Payments made to that account are credited with interest at rates guaranteed by the Company for specified time periods.

Investment Options — The investment options available under this Contract, which are the Portfolios and the Guaranteed Interest Account with Market Value Adjustment.

Loan — Available under a Contract issued under Section 401(k) of the Code, subject to availability. To be considered a Loan: (1) the term must be no more than five years, (2) repayments must be at least quarterly and substantially level, and (3) the amount is limited to dollar amounts specified by the Code, not to exceed 50% of the Fund Value.

Loan Account — A part of the General Account where Fund Value is held as collateral for a Loan. An Owner may transfer Fund Value in the subaccounts, and/or Guaranteed Interest Account with Market Value Adjustment to the Loan Account.

Market Value Adjustment or MVA — An amount added to or deducted from the amount surrendered (full or partial) or transferred (including transfers for the purpose of obtaining a Loan) from the Guaranteed Interest Account with Market Value Adjustment (for Contracts issued in most states) before the end of the Accumulation Period. An amount deducted could result in a significant loss. An MVA occurs if an amount is taken more than 30 days before the Maturity Date, but the MVA will not apply upon annuitization or upon payment of a death benefit.

Maturity Date — The Monthly Contract Anniversary immediately before the 3, 5, 7 or 10 year anniversary of the start of the Accumulation Period.

Monthly Contract Anniversary — The date of each month corresponding to the Effective Date. For example, for a Contract with a June 15 Effective Date, the Monthly Contract Anniversary is the 15th of each month. If the Effective Date falls on the 29th, 30th or 31st day of a month, the Monthly Contract Anniversary will be the earlier of that day or the last day of the particular month in question.

Net Purchase Payment — Purchase Payment less any applicable tax charges. Currently, the Company does not reduce the Purchase Payment by any amounts for tax.

Non-Qualified Contracts — Contracts not issued under Qualified Plans.

Operations Center — 2801 Highway 280 South, Birmingham, AL 35223.

Owner — The person so designated in the application to whom all rights, benefits, options and privileges apply while the Annuitant is living. If a Contract has been absolutely assigned, the assignee becomes the Owner.

Portfolio — Any open-end management investment company or unit investment trust in which a subaccount invests.

Purchase Payment — An amount paid to the Company by the Owner or on the Owner's behalf as consideration for the Contract.

Qualified Contracts — Contracts issued under Qualified Plans.

Qualified Plans — Retirement plans that may receive favorable tax treatment under certain sections of the Code.

Secondary Annuitant — The party designated by the Owner to become the Annuitant, subject to certain conditions, on the death of the Annuitant.

Separate Account — Equitable America Variable Account A.

Settlement Options — During the payout phase of this Contract, you can apply the Fund Value to an annuity payout or to certain non-annuity arrangements under which the Fund Value is paid out (e.g., income is paid for as long as the proceeds and interest last). We refer to these annuity payout options and non-annuity payout options collectively as the Settlement Options.

Overview of the Contract

This Prospectus does not describe the Contract itself or the other Investment Options available to you. Because the Contract is no longer sold, the Contract prospectus is no longer updated. For information about the Contract, and the subaccounts that invest in the underlying Portfolios, you should consult the Contract itself, the most recent Contract Prospectus, and more recent updated materials provided to you (for example, Portfolio shareholder reports and Portfolio prospectuses). The most recent prospectuses for the Portfolios and updated materials can be found at https://protective.onlineprospectus.net/protective/products and selecting "Equitable" then "MONY Variable Annuity Series:" Option 1, 2 or 3 and finally "Investment Options." The last Contract prospectus and any supplements can be found at www.sec.gov under File No. 333-72632. The Contract itself and the Contract prospectus includes detailed disclosure about the Contracts primary features, other than the Guaranteed Interest Account with Market Value Adjustment, including information on the death benefits, surrender options, Loan provisions and other Contract benefits.

The Contract is designed to provide long-term accumulation of assets through investments in a variety of Investment Options during the accumulation phase. It can supplement your retirement income by providing a stream of income payments during the payout phase. It also offers death benefits to protect your beneficiaries. This Contract may be appropriate if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals. The phases of the Contract are discussed in the Contract prospectus. Once you annuitize the Contract, Fund Value will be converted to income payments, and you may no longer withdraw money from your Contract. All benefits (including death benefits) terminate upon annuitization. The Contract prospectus also includes a discussion of the other Investment Options available under the Contract. This Prospectus describes the Guaranteed Interest Account with Market Value Adjustment Investment Option.

To help you accumulate assets, you can invest your Purchase Payments in:

•  Portfolios (mutual funds), each of which has its own investment strategies, investment advisers, expense ratios, and returns; and

•  The Guaranteed Interest Account with Market Value Adjustment, under which Purchase Payments allocated to that account are credited with interest at rates guaranteed by the Company for specified time periods called Accumulation Periods. There are 4 different Accumulation Periods currently available: a 3-year, a 5-year, a 7-year, and a 10-year Accumulation Period.

•  Any surrender (full or partial) or transfers (including a transfer for the purpose of obtaining a Loan) of Fund Value from the Guaranteed Interest Account with Market Value Adjustment more than 30 days before the Maturity Date may result in a Market Value Adjustment that could increase, decrease, or have no change at all in the amount distributed. You could lose a significant amount of money due to any Market Value Adjustments made if you surrender (full or partial) or transfer (including a transfer for the purpose of obtaining a Loan), more than 30 days before the Maturity Date if you allocated Fund Value to the Guaranteed Interest Account with Market Value Adjustment. The Market Value Adjustment will not apply upon annuitization or upon payment of a death benefit.

Additional information about the Guaranteed Interest Account with Market Value Adjustment in which you can invest is provided in APPENDIX: GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES, AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?	Yes. All Contracts issued are out of the surrender charge period and no surrender charge applies. For more information regarding other charges applied to your Contract, please refer to your Contract and Contract prospectus. The last Contract prospectus and any supplements can be found at www.sec.gov under File No. 333-72632 and you can call us at 1-800-487-6669.
If amounts are removed from the Guaranteed Interest Account with Market Value Adjustment more than 30 days before the Maturity Date, you will be subject to a Market Value Adjustment ("MVA"), which may be negative. In extreme circumstances, you could lose up to 100% of your investment due to the Market Value Adjustment.
For example, if you allocated $100,000 to the Guaranteed Interest Account with Market Value Adjustment with a 3 year Accumulation Period and later surrender the entire amount before the end of the Accumulation Period, you could lose up to $100,000 of your investment (assuming the surrender occurred more than 30 days before the end of the Maturity Date). This loss would be greater if you also have to pay taxes and tax penalties.
Amounts that are surrendered (full or partial) or transferred (including transfers for the purpose of obtaining a loan) from a Guaranteed Interest Account with Market Value Adjustment more than 30 days before the Maturity Date will be subject to a Market Value Adjustment. However, a Market Value Adjustment will not apply upon annuitization or payment of a death benefit.
For additional information about charges for surrenders and early withdrawals, see "Charges and Adjustments" and "Guaranteed Interest Account With Market Value Adjustment" and "Charges and Adjustments — Market Value Adjustment" in this Prospectus. Also please refer to your Contract and Contract prospectus.
Are there Transaction Charges?	Yes. In addition to Market Value Adjustments, you may be charged a per transfer fee, however, currently we do not assess this charge, but we reserve the right to assess up to $25 per transfer in the future.
For additional information about transaction charges, please refer to your Contract and Contract prospectus.
Are There Ongoing Fees and Expenses?	Yes. There are no ongoing fees and expenses for the Guaranteed Interest Account with Market Value Adjustment. However, the Contract provides for different ongoing fees and expenses. For more information regarding ongoing fees and expenses applicable to the Contract, please refer to your Contract, the Contract prospectus, or call us at 1-800-487-6669. The last Contract prospectus and any supplements can be found at www.sec.gov under File No. 333-72632.

RISKS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract. For information about the risk of loss from poor performance in other Investment Options under the Contract, you should consult the Contract itself, the most recent Contract Prospectus, and more recent updated materials provided to you (for example, Portfolio shareholder reports and Portfolio prospectuses). The most recent prospectuses for the Portfolios and updated materials can be found at https://protective.onlineprospectus.net/protective/products and selecting "Equitable" then "MONY Variable Annuity Series:" Option 1, 2 or 3 and finally "Investment Options." The last Contract prospectus and any supplements can be found at www.sec.gov under File No. 333-72632. We guarantee your principal and credited interest allocated to the Guaranteed Interest Account with Market Value Adjustment Investment Option if held through the Maturity Date.

Is This a Short-Term Investment?	No. This Contract is not designed for short-term investment and is not appropriate for an investor who needs ready access to cash. Although you are permitted to take surrenders (full or partial) from the Contract, amounts removed from the Guaranteed Interest Account with Market Value Adjustment, may result in a negative Market Value Adjustment, loss of interest, taxes, and tax penalties.
The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Fund Value allocated to the Guaranteed Interest Account with Market Value Adjustment at the end of an Accumulation Period, will be reallocated for a new Accumulation Period based on the instructions we have on file, unless we are provided new reallocation instructions before the start of a new Accumulation Period. If a particular Accumulation Period is no longer available for a reallocation and you do not provide new reallocation instructions, the Fund Value held in the maturing Accumulation Period will be automatically transferred to the Money Market subaccount at the end of the current Accumulation Period.
For additional information about the investment profile of the Contract and tax deferral, see "Principal Risks of Investing in the Contract", "Charges and Adjustments" and "Guaranteed Interest Account With Market Value Adjustment" in the Prospectus.
What Are the Risks Associated with Investment Options?	An investment in the Contract is subject to the risk of poor investment performance. You should review the available Investment Options before making an investment decision. More information about available Investment Options (besides the Guaranteed Interest Account with Market Value Adjustment) can be found in the Contract Prospectus, and more recent updated materials provided to you (for example, Portfolio shareholder reports and Portfolio prospectuses).
Each Investment Option (including the Guaranteed Interest Account with Market Value Adjustment) has its own unique risks.
For additional information about the risks associated with Investment Options, see "Principal Risks of Investing in the Contract", "Guaranteed Interest Account With Market Value Adjustment" and "APPENDIX: GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT OPTIONS AVAILABLE UNDER THE CONTRACT" in the Prospectus.

RISKS
What Are the Risks Related to the Insurance Company?	An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Guaranteed Interest Account with Market Value Adjustment), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request at no charge, by calling us at 1-800-487-6669 or writing to us at the address shown on the cover page of this Prospectus.
For additional information about Company risks, see "Who is Equitable Financial Life Insurance Company of America?" and "About the General Account" in the Prospectus.
RESTRICTIONS
Are There Limits on the Investment Options?	Yes. Currently, there is no charge when you transfer among Investment Options. However, we reserve the right to charge $25 for each transfer in the future.
More information on the limits on other Investment Options (besides the Guaranteed Interest Account with Market Value Adjustment) can be found in the Contract Prospectus and more recent updated materials provided to you (for example, Portfolio shareholder reports and Portfolio prospectuses). The most recent prospectuses for the Portfolios and updated materials can be found at https://protective.onlineprospectus.net/protective/products and selecting "Equitable" then "MONY Variable Annuity Series:" Option 1, 2 or 3 and finally "Investment Options." The last Contract prospectus and any supplements can be found at www.sec.gov under File No. 333-72632.
We also reserve the right to change the Accumulation Periods offered under the Guaranteed Interest Account with Market Value Adjustment Investment Options.
If your Contract was issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas, Washington, Massachusetts, or Pennsylvania, you must maintain a minimum Fund Value balance of $2,500 in the Guaranteed Interest Account with Market Value Adjustment.
For additional information about Investment Options, see "Charges and Adjustments — Deductions from Fund Value" and "Guaranteed Interest Account with Market Value Adjustment" in the Prospectus. Also see the most recent Contract Prospectus
Are There any Restrictions on Contract Benefits?	Yes. Your Contract may have restrictions on Contract benefits. For additional information about restriction on Contract benefits, please refer to your Contract and Contract prospectus.
TAXES
What Are the Contract's Tax Implications?	You should consult with a tax professional to determine the tax implications of an investment in, payments received under, and other transactions in connection with, the Contract.
If you purchased the Contract through a tax-qualified plan or individual retirement arrangement (IRA), you do not get any additional tax deferral. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the Contract.
For additional information about tax implications, see "Federal Tax Status" in the Prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?	Some investments professionals may receive compensation for selling the Contract to investors. We pay compensation, in the form of commissions, non-cash compensation, and asset-based compensation, to broker-dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The prospect of receiving, or the receipt of, compensation may provide broker-dealers and/or their registered representatives with an incentive to favor sales of the Contracts over other variable insurance products (or other investments). You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the Contracts.
For additional information about compensation, see "Distribution of the Contracts" in the Prospectus.
Should I Exchange My Contract?	Some investment professionals may have a financial incentive to offer you a new contract in place of the contract you already own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
For additional information about exchanges, please refer to your Contract prospectus.

FEE TABLE

The Contract prospectus describes the fees and expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Contract. Please refer to the Contract prospectus and your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. This prospectus describes the charges that may impact an investment in the Guaranteed Interest Account with Market Value Adjustment.

The first table describes the fees and expenses that you will pay at the time you transfer Contract value between Investment Options.

TRANSACTION EXPENSES:

Maximum transfer charge	$25

The transfer charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer, which will not exceed $25 (except for Contracts issued in the states of South Carolina and Texas where it will not exceed $10). (See "Charges against Fund Value — Transfer charge" in the Contract prospectus)

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Fund Value is removed from the Guaranteed Interest Account with Market Value Adjustment option more than 30 days before the Maturity Date.

ADJUSTMENTS:

Market Value Adjustment* Maximum Potential Loss (as a percentage of the amount withdrawn)	100%

*  Surrenders (full or partial), or transfers (including transfers for the purpose of obtaining a Loan) made from a Guaranteed Interest Account with Market Value Adjustment option more than 30 days before the Maturity Date will be subject to a Market Value Adjustment.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

You should refer to the most recent Contract Prospectus and more recent updated materials provided to you (for example, Portfolio shareholder reports and Portfolio prospectuses) for principal risks related to the Contract, Contract benefits, and other Investment Options. The most recent prospectuses for the Portfolios and updated materials can be found at https://protective.onlineprospectus.net/protective/products and selecting "Equitable" then "MONY Variable Annuity Series:" Option 1, 2 or 3 and finally "Investment Options." The last Contract prospectus and any supplements can be found at www.sec.gov under File No. 333-72632.

Early Withdrawal Risk. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right investment for you due to the possibility of adverse tax consequences. If you allocate money to the Guaranteed Interest Account with Market Value Adjustment option, in addition to the possibility of adverse tax consequences, there may be a negative Market Value Adjustment and loss of interest. In extreme circumstances, the maximum percentage amount of potential loss resulting from a negative Market Value Adjustment can be 100%. Please discuss your insurance needs and financial objectives with your financial professional. In addition, if you take pre-authorized withdrawals from the Guaranteed Interest Account with Market Value Adjustment before the Maturity Date, these withdrawals can have an adverse effect on the values under the Contract. If you intend to make these withdrawals, please work with your financial professional.

Contract Benefits Risk. Withdrawals can reduce the value of the optional death benefits by more than the amount withdrawn.

Contract Changes Risk. For the Guaranteed Interest Account with Market Value Adjustment options, we reserve the right to change the Accumulation Periods offered.

Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Contract), and prior to age 59 1/2 a 10% additional tax may apply. See "Federal Tax Status" for more information.

Insurance Company Risk. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Guaranteed Interest Account with Market Value Adjustment, death benefits, or other guarantees or benefits) are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-487-6669 or writing to us at the address shown on the cover page of this Prospectus.

Liquidity Risk. Although you can choose to withdraw your Fund Value at any time, you may be subject to state and federal income taxes, including a 10% additional tax if you are younger than age 59 1/2. In addition, amounts you withdraw from the Guaranteed Interest Account with Market Value Adjustment may be subject to a Market Value Adjustment.

Business Disruption, Cybersecurity, and Artificial Intelligence ("AI") Technologies Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. The risk of cyberattacks may be higher during periods of geopolitical turmoil.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

Who is Equitable Financial Life Insurance Company of America?

Equitable Financial Life Insurance Company of America

Equitable Financial Life Insurance Company of America is an Arizona stock life insurance corporation organized in 1969 with an administrative office located at 8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333. We are an indirect wholly owned subsidiary of Equitable Holdings, Inc.

We are licensed to sell life insurance and annuities in 49 states (we are not licensed in the state of New York), the District of Columbia, Puerto Rico and the U.S. Virgin Islands. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under the contract, subject to our financial strength and claims-paying ability.

On October 1, 2013, the Company entered into a reinsurance transaction with Protective Life Insurance Company ("Protective"), whereby Protective agreed to reinsure a substantial portion of the Company's life insurance and annuity business (the "Reinsured Business"). This policy is included in the Reinsured Business. Protective reinsures all of the insurance risks of the Reinsured Business and is responsible for customer service and administration for all contracts comprising the Reinsured Business. However, the Company remains the issuer of the Contract and the terms, features, and benefits of the Contract have NOT changed as a result of the transaction.

The Company may use proceeds in connection with the Guaranteed Interest Account with Market Value Adjustment for any legitimate corporate purpose.

In reliance on the exemption provided by Rule 12h-7 of the Securities Exchange Act of 1934 ("34 Act"), we do not intend to file periodic reports as required under the 34 Act.

Equitable America Variable Account A

The Separate Account was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. The Separate Account is registered under the Investment Company Act of 1940 (the "1940 Act") and is registered and classified under that act as a "unit investment trust".

For more information about the Separate Account and available subaccounts, please see the most recent Contract Prospectus and more recent updated materials provided to you (for example, Portfolio shareholder reports and Portfolio prospectuses). The most recent prospectuses for the Portfolios and updated materials can be found at https://protective.onlineprospectus.net/protective/products and selecting "Equitable" then "MONY Variable Annuity Series:" Option 1, 2 or 3 and finally "Investment Options." The last Contract prospectus and any supplements can be found at www.sec.gov under File No. 333-72632.

How to reach us

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your Contract, and (3) any other information or materials that we provide in connection with your Contract or the Portfolios, you may communicate with our Operations Center as listed below for the purposes described or register to view your Contract online at www.service.protective.com. Please refer to "Telephone/fax transactions" for effective dates for processing telephone and fax requests, later in this prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:

For subsequent contributions sent by regular mail:

Equitable Financial Variable – Dept #2635
PO Box 11407
Birmingham, AL 35246-2635

For subsequent contributions sent by express delivery:

Regions Lockbox Operations
Attn: Equitable Financial Variable – LBX Dept #2635
2801 Highway 280 South
Birmingham, AL 35223

For correspondence without checks:

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by mail:

Equitable Financial Life Insurance Company of America
PO Box 1205
Birmingham, AL 35201-1205

By toll-free phone:

Customer service representatives are available weekdays from 7:00 AM to 5:00 PM, Central Time, Monday – Friday at 1-800-487-6669.

You can also change your allocation percentages, transfer among Investment Options, request a Loan, and/or change your address (1) by toll-free phone and assisted service or (2) by writing our Operations Center. For more information about the transaction requests you can make by phone or fax, see "Telephone/fax Transactions" later in this Prospectus.

By Internet:

You may register for online account access at www.myaccount.protective.com. Our website provides access to account information and customer service. After registering, you can view account details, print customer service forms and find answers to common questions.

Receipt of Communications and Transaction Requests

Your written correspondence will be picked up at the mailing address noted above and delivered to our Operations Center. Your written correspondence, however, is not considered received by us until it is received at our Operations Center in Good Order. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in Good Order at our Operations Center or via the appropriate telephone or fax number or internet website if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a Business Day or (2) after the close of a Business Day, then, in each case, we are deemed to have received that item on the next Business Day. Our Operations Center is: 2801 Hwy 280 South Birmingham, AL 35223.

Guaranteed Interest Account with Market Value Adjustment

Introduction

The Guaranteed Interest Account with Market Value Adjustment is part of the Company's General Account. It consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company. The Guaranteed Interest Account with Market Value Adjustment is designed to provide you with an opportunity to receive a guaranteed fixed rate of interest. You can choose the period of time over which the guaranteed fixed rate of interest will be paid. That period of time is known as the Accumulation Period. Net Purchase Payments allocated to the

Guaranteed Interest Account with Market Value Adjustment will be credited with interest at rates guaranteed by the Company for specified periods.

Information regarding the features of each currently offered Guaranteed Interest Account with Market Value Adjustment, including (i) its name, (ii) its term, and (iii) its minimum guaranteed interest rate, is available in an appendix to the prospectus, see APPENDIX: GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

The guarantees associated with the Guaranteed Interest Account with Market Value Adjustment are made exclusively by the Company. The guarantees associated with the Guaranteed Interest Account with Market Value Adjustment are legal obligations of the Company. Fund Values allocated to the Guaranteed Interest Account with Market Value Adjustment are held in the General Account of the Company. Amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. The Company has sole investment discretion over the investment of the assets of its General Account. Owners who have allocated amounts to a particular Accumulation Period of the Guaranteed Interest Account with Market Value Adjustment, however, will have no claim against any particular assets of the Company.

The Guaranteed Interest Account with Market Value Adjustment provides for a Specified Interest Rate, which is a guaranteed interest rate that will be credited as long as any amount allocated to the Guaranteed Interest Account with Market Value Adjustment is not distributed for any reason prior to the Maturity Date of the particular Accumulation Period chosen by the Owner. Generally, a 3-year Accumulation Period offers guaranteed interest at a Specified Interest Rate over three years, a 5-year Accumulation Period offers guaranteed interest at a Specified Interest Rate over five years, and so on. Because the Maturity Date is the Monthly Contract Anniversary immediately prior to the 3, 5, 7 or 10 year anniversary of the start of the Accumulation Period, the Accumulation Period may be up to 31 days shorter than the 3, 5, 7 or 10 years, respectively.

Although the Specified Interest Rate will continue to be credited as long as Fund Value remains in an Accumulation Period of the Guaranteed Interest Account with Market Value Adjustment prior to the Maturity Date of that Accumulation Period, surrenders (full or partial) or transfers (including transfers for the purpose of obtaining a Loan) more than 30 days before the Maturity Date will be subject to a Market Value Adjustment, as described below. Market Value Adjustments do not apply upon annuitization or upon payment of a death benefit.

You will find complete information about the Market Value Adjustment in the "Charges and Adjustments —  Market Value Adjustment" section of this prospectus.

Allocations to the Guaranteed Interest Account with Market Value Adjustment

There are several sources from which allocations to the Guaranteed Interest Account with Market Value Adjustment may be made:

•  an initial Purchase Payment made under a Contract may be wholly or partially allocated to the Guaranteed Interest Account with Market Value Adjustment;

•  a subsequent or additional Purchase Payment made under a Contract may be partially or wholly allocated to the Guaranteed Interest Account with Market Value Adjustment; and

•  amounts transferred from subaccounts available (or from another Accumulation Period) under the Contract may be wholly or partially allocated to the Guaranteed Interest Account with Market Value Adjustment.

There is no minimum amount of any allocation of either Purchase Payments or transfers of Fund Value to the Guaranteed Interest Account with Market Value Adjustment. The Contract provides that the prior approval of the Company is required before it will accept a Purchase Payment where, with that Purchase Payment, cumulative Purchase Payments made under the Contract held by the Owner, less the amount of any prior partial surrenders and their MVA, and any debt, exceed $1,500,000. This limit applies to the aggregate of Fund Values in the Guaranteed Interest Account with Market Value Adjustment, the subaccounts and the Loan Account of the Contract.

Specified Interest Rates and the Accumulation Periods Specified Interest Rates

The Specified Interest Rate, at any given time, is the rate of interest guaranteed by the Company to be credited to allocations made to the Accumulation Period for the Guaranteed Interest Account with Market Value Adjustment chosen by the Owner, so long as no portion of the allocation is distributed for any reason prior to the Maturity Date of the Accumulation Period. Different Specified Interest Rates may be established for the four different Accumulation Periods which are currently available (3, 5, 7 and 10 years). The guaranteed minimum effective annual Specified Interest Rate is 3.50%.

The Company declares Specified Interest Rates for each of the available Accumulation Periods from time to time. Normally, new Specified Interest Rates will be declared monthly; however, depending on interest rate fluctuations, declarations of new Specified Interest Rates may occur more or less frequently. The Company observes no specific method in the establishment of the Specified Interest Rates, but generally will attempt to declare Specified Interest Rates which are related to interest rates associated with fixed-income investments available at the time and having durations and cash flow attributes compatible with the Accumulation Periods then available for the Guaranteed Interest Account with Market Value Adjustment. In addition, the establishment of Specified Interest Rates may be influenced by other factors, including competitive considerations, administrative costs and general economic trends. The Company has no way of predicting what Specified Interest Rates may be declared in the future and there is no guarantee that the Specified Interest Rate for any of the Accumulation Periods will exceed the guaranteed minimum effective annual interest rate of 3.50%. Owners bear the risk that the Specified Interest Rate will not exceed the guaranteed minimum rate.

The period of time during which a particular Specified Interest Rate is in effect for new allocations to the then available Accumulation Periods is referred to as the "Investment Period." All allocations made to an Accumulation Period during an Investment Period are credited with the Specified Interest Rate in effect. An Investment Period ends only when a new Specified Interest Rate relative to the Accumulation Period in question is declared. Subsequent declarations of new Specified Interest Rates have no effect on allocations made to Accumulation Periods during prior Investment Periods. All such prior allocations will be credited with the Specified Interest Rate in effect when the allocation was made for the duration of the Accumulation Period selected.

Information concerning the Specified Interest Rates in effect for the various Accumulation Periods can be obtained by calling the Company at the toll free telephone number: (800) 487-6669 or contacting your financial professional.

The Specified Interest Rate is credited on a daily basis to allocations made to an Accumulation Period elected by the Owner, resulting in an annual effective yield which is guaranteed by the Company. The Specified Interest Rate will be credited for the entire Accumulation Period. Except as described in the next sentence, if amounts are surrendered (full or partial) or transferred (including transfers for the purpose of obtaining a Loan) from the Accumulation Period for any reason more than 30 days before the Maturity Date, a Market Value Adjustment will be applied to the amount surrendered or transferred. You could lose a significant amount of money due to the Market Value Adjustment. However, if the transfer (including transfers for the purpose of obtaining a Loan) or surrender (full or partial) request is received in Good Order within 30 days of the Maturity Date no Market Value Adjustment will apply. The Market Value Adjustment also does not apply upon annuitization or when a death benefit is paid. Since interest is credited on a daily basis, if amounts are taken before the Maturity Date, the interest credited on the amount taken will only be applied from the beginning of the Accumulation Period to the date the amount was taken.

You will find complete information about the Market Value Adjustment in the "Charges and Adjustments — Market Value Adjustment" section of this prospectus.

Accumulation Periods

Each Accumulation Period starts on the Business Day that falls on, or next follows, the date on which allocation are made and Purchase Payments are received or Fund Values are transferred. For each Accumulation Period, the Specified Interest Rate in effect at the time of the allocation to that Accumulation Period is guaranteed. An Accumulation Period always ends on a Maturity Date, which is the Monthly Contract Anniversary immediately prior to the 3, 5, 7 or 10 year anniversary of the start of the Accumulation Period. Therefore, the Specified Interest Rate may be credited for up to 31 days less than the full 3, 5, 7 or 10 years.

For example, if the Effective Date of a Contract is August 10, 2024, and an allocation is made to a 10 year Accumulation Period on August 15, 2024, and the funds for a new Purchase Payment are received in Good Order on that day, the Accumulation Period will begin on August 15, 2024, and end on August 10, 2034, during which period the Specified Interest Rate will be credited.

All Accumulation Periods for the 3, 5, 7 and 10 year Accumulation Periods, respectively, will be determined in a manner consistent with the foregoing example.

We reserve the right to change the Accumulation Periods offered.

End of Accumulation Periods

At least 15 days and at most 45 days prior to the end of an Accumulation Period, the Company will send notice to the Owner of the impending Maturity Date. The notice will include the projected Fund Value held in the Accumulation

Period on the Maturity Date and will specify the various options Owners may exercise with respect to the Accumulation Period:

•  During the 30 day period before the Maturity Date, the Owner may wholly or partially surrender the Fund Value held in that Accumulation Period without a Market Value Adjustment.

•  During the 30 day period before the Maturity Date, the Owner may wholly or partially transfer (including transfers for the purpose of obtaining a Loan) the Fund Value held in that Accumulation Period, without a Market Value Adjustment, to any subaccount then available under the Contract or may elect that the Fund Value held in that Accumulation Period be held for an additional Accumulation Period of the same number of years or for another Accumulation Period of a different number of years which may at the time be available. A confirmation of any such transfer or election will be sent immediately after the transfer or election is processed.

•  If the Owner does not make an election within thirty days following the Maturity Date, the entire Fund Value held in the maturing Accumulation Period will be transferred to an Accumulation Period of the same number of years as the Accumulation Period which matured. The start of the new Accumulation Period is the ending date of the previous Accumulation Period. However, if that period would extend beyond the Annuity Starting Date of the Contract or if that period is not then made available by the Company, the Fund Value held in the maturing Accumulation Period will be automatically transferred to the Money Market subaccount at the end of the Maturity Period. A confirmation will be sent immediately after the automatic transfer is executed.

During the 30 day period prior to the Maturity Date, and prior to any of the transactions set forth above, the Specified Value held in the maturing Accumulation Period will continue to be credited with the Specified Interest Rate in effect before the Maturity Date.

You will find complete information about the Market Value Adjustment in the "Charges and Adjustments — Market Value Adjustment" section of this prospectus.

Additional Information about the Contract

For more information about Contract rights, the Company's ability to make changes to the Contract and the Separate Account, and available subaccounts, please see the most recent Contract Prospectus and more recent updated materials provided to you (for example, Portfolio shareholder reports and Portfolio prospectuses). The most recent prospectuses for the Portfolios and updated materials can be found at https://protective.onlineprospectus.net/protective/products and selecting "Equitable" then "MONY Variable Annuity Series:" Option 1, 2 or 3 and finally "Investment Options." The last Contract prospectus and any supplements can be found at www.sec.gov under File No. 333-72632.

Additional Purchase Payments

Additional Purchase Payments may be made at any time before the Annuity Starting Date as long as the Annuitant is living. However, for certain automatic payment plans, the smallest additional payment is $50. The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments for such plans. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if that Payment, would cause cumulative Purchase Payments, less any partial surrenders and their Market Value Adjustment, to exceed $1,500,000.

Tax-Free "Section 1035" exchanges

The Owner can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Code. Similar rules may apply to changing the funding vehicle in a Qualified Plan. Before making the exchange, the Owner should compare both contracts carefully. There may be a new surrender charge period for the other contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, the Owner may have to pay federal income tax, and additional taxes on the exchange. The Owner should not exchange this Contract for another one unless he or she determines, after knowing all the facts, that the exchange is in the Owner's best interest and not just better for the person trying to sell the Owner the new contract (that person may earn a commission if the Owner buys that contract through an exchange or otherwise).

Allocation of Purchase Payments and Fund Value

Allocation of Payments. The Owner may allocate Net Purchase Payments to any of the available subaccounts of the Separate Account or to the Guaranteed Interest Account with Market Value Adjustment.

The Owner may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone or fax subject to the rules of the Company and its right to terminate or modify telephone or fax allocation. The Company reserves the right to deny any telephone or fax allocation request. (See "Telephone/fax Transactions.") Any such change, whether made in writing or by telephone or fax, will be effective within 7 days of the date we receive notice of the change.

Net Purchase Payments may be allocated in whole percentages to any of the available subaccounts and to the Guaranteed Interest Account with Market Value Adjustment. Allocations must be in whole percentages, and no allocation may be for less than 10% of a Net Purchase Payment. Allocation percentages must total 100%. Contracts issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas, Washington, Massachusetts, or Pennsylvania, must allocate and maintain a minimum Fund Value balance of $2,500 in the Guaranteed Interest Account with Market Value Adjustment.

Calculation of Guaranteed Interest Account with Market Value Adjustment Fund Value

Net Purchase Payments to be allocated to the Guaranteed Interest Account with Market Value Adjustment will be credited to the Accumulation Period chosen by the Owner on:

(1)  the date received at the Operations Center, or

(2)  if the day Net Purchase Payments are received is not a Business Day, then on the next Business Day.

Interest will be credited daily.

Calculation of Fund Value

The Contract's Fund Value will reflect:

•  The investment performance of the selected subaccount(s) of the Separate Account;

•  Amounts credited (including interest) to the Guaranteed Interest Account with Market Value Adjustment;

•  Any amount in the Loan Account;

•  Any Net Purchase Payments;

•  Any transfer charges;

•  Any partial surrenders; and

•  All contract charges (including Market Value Adjustments) imposed.

Because a Contract's Fund Value at any future date will be dependent on a number of variables, it cannot be predetermined. For the Guaranteed Interest Account with Market Value Adjustment, a Market Value Adjustment will not be imposed on contracts issued in the states of Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington; however, a minimum balance of $2,500 will apply in these States.

The Fund Value will be computed first on the Effective Date and thereafter on each Business Day. On the Effective Date, the Contract's Fund Value will be the Net Purchase Payments received plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the Contract.")

After amounts allocated to the subaccounts are transferred from the General Account to the Separate Account, on each Business Day, the Contract's Fund Value will be computed as follows:

(1)  Determine the aggregate of the Fund Values attributable to the Contract in each of the subaccounts on that Business Day. This is done by multiplying the subaccount's unit value on that date by the number of subaccount units allocated to the Contract. The computation of the Contract's Fund Value in the subaccount is done before any other Contract transactions on that Business Day.

(2)  Add any amount credited to the Guaranteed Interest Account with Market Value Adjustment before that Business Day. This amount is the aggregate of all Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment and:

•  The addition of any interest credited.

•  Addition or subtraction of any amounts transferred.

•  Subtraction of any partial surrenders.

•  Subtraction of any contract charges, transfer charges, and any Market Value Adjustments

(3)  Add the value held in the Loan Account to secure Loans and interest credited on that day on that amount;

(4)  Add any Net Purchase Payment received on that Business Day;

(5)  Subtract any partial surrender amount (reflecting any Market Value Adjustment) made on that Business Day;

(6)  Subtract any annual contract charge and/or transfer charge deductible on that Business Day.

Regarding (1) above, for each subaccount we multiply the number of units credited to that subaccount by its unit value on that Business Day. The multiplication is done BEFORE the purchase or redemption of any units on that Business Day.

If a transaction would ordinarily require that the Contract's Fund Value be computed for a day that is not a Business Day, the next following Business Day will be used.

Transfers. You may transfer the value of the Contract among the Investment Options by sending a written request in Good Order to the Company's Operations Center. Transfers may be made by telephone or fax if you have proper authorization. (See "Telephone/fax Transactions.")

A transfer charge is not currently imposed on transfers. However, the Company reserves the right to impose a charge which will not exceed $25 per transfer (except for contracts issued in the states of South Carolina and Texas where it will not exceed $10). If imposed the charge will be deducted from the first subaccount(s) or the Guaranteed Interest Account with Market Value Adjustment Accumulation Period you designate funds to be transferred from. This charge is in addition to the amount transferred. All transfers in a single request are treated as one transfer transaction. A transfer resulting from the first reallocation of Fund Value at the end of the right to return contract period and transfers made at the end of an Accumulation Period of amounts allocated to the Guaranteed Interest Account with Market Value Adjustment (see below) will not be subject to a transfer charge. Under present law, transfers are not taxable transactions.

Transfers involving the Guaranteed Interest Account with Market Value Adjustment. Transfers (including transfers for the purpose of obtaining a Loan) may be made from the Guaranteed Interest Account with Market Value Adjustment at any time, but, a Market Value Adjustment may apply for Contracts issued in most states (except as described in the next sentence). If the transfer request is received in Good Order within 30 days before the Maturity Date, no Market Value Adjustment will apply. If multiple Accumulation Periods are in effect, your transfer request must specify from which Accumulation Period(s) we are to make the transfer. If you do not specify an Accumulation Period, your transaction will be processed using the Accumulation Periods in the order in which money was most recently allocated.

Contracts issued in Maryland, New Jersey, Oklahoma, South Carolina, Texas, Washington, Massachusetts, or Pennsylvania, to the extent the Owner allocates investments to the Guaranteed Interest Account with Market Value Adjustment must maintain a minimum Fund Value in the Guaranteed Interest Account with Market Value Adjustment of $2,500. If you take amounts out of the Guaranteed Interest Account with Market Value Adjustment option, then you must ensure the remaining balance is at least $2,500, or transfer the entire amount of Fund Value out of this option.

Telephone/fax Transactions

Prior allocation instructions may be changed or transfers requested by telephone or fax subject to the Company's guidelines (which we believe to be reasonable) and the Company's right to modify or terminate the telephone/fax privilege. The Company reserves the right to deny any telephone or fax request.

If all telephone lines are busy (for example, during periods of substantial market fluctuations), Owners may be unable to request telephone or fax allocation changes or transfers by telephone or fax. In such cases, an Owner would submit a written request.

We have adopted guidelines relating to changes of allocations and transfers by telephone or fax which, among other things, outlines procedures designed to prevent unauthorized instructions. If the Owner does not follow these procedures:

(1)  the Company shall not be liable for any loss as a result of following fraudulent telephone or fax instructions; and

(2)  the Owner will, therefore, bear the entire risk of loss due to fraudulent telephone or fax instructions.

A copy of the guidelines and our form for electing telephone/fax transfer privileges is available from your financial professional or by calling us at 1-800-487-6669, Monday through Thursday, 8 a.m. to 7 p.m., Eastern Time, and Friday, 8 a.m. to 5 p.m., Eastern Time. The telephone or fax allocation and transfer privileges may also be elected by completing the telephone or fax authorization. The Company's form or a Contract application with a completed telephone or fax authorization must be signed and received at the Company's Operations Center before telephone or fax allocation instructions will be accepted.

Special note on reliability. Please note that our telephone system may not always be available. Any system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing to our Operations Center.

Disruptive Transfer Activity

You should note that the Contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The Contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio investments may impede efficient Portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the Portfolio manager to effect more frequent purchases and sales of Portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced. The most recent prospectuses for the Portfolios and updated materials can be found at https://protective.onlineprospectus.net/protective/products and selecting "Equitable" then "MONY Variable Annuity Series:" Option 1, 2 or 3 and finally "Investment Options."

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that Portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and contract owners.

We offer subaccounts with underlying Portfolios that are part of the EQ Advisors Trust, as well as subaccounts with underlying Portfolios of outside trusts with which Equitable has entered into participation agreements (the "unaffiliated trusts" and, collectively with EQ Advisors Trust, the "Trusts"). The Trust has adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the Trust obtains from us contract owner trading activity. The affiliated Trust currently considers transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity.

When a Contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the Owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the Owner is identified a second time as engaged in potentially disruptive transfer activity under the Contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected Contract. We or a Trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all Owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our Owners, we will work with the unaffiliated trust to review Owner trading activity. Each Trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the Portfolios for more information. The most recent prospectuses for the Portfolios and updated materials can be found at https://protective.onlineprospectus.net/protective/products and selecting "Equitable" then "MONY Variable Annuity Series:" Option 1, 2 or 3 and finally "Investment Options."

It is possible that a Trust may impose a redemption fee designed to discourage frequent or disruptive trading by Owners. As of the date of this prospectus, the Trusts had not implemented such a fee. If a redemption fee is implemented by a Trust, that fee, like any other trust fee, will be borne by the Owner.

Owners should note that it is not always possible for us and the Trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the Separate Account level, Owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the Trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some Owners may be treated differently than others, resulting in the risk that some Owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

Surrenders

The Owner may elect to make a surrender of all or part of the Contract's Fund Value provided it is:

•  on or before the Annuity Starting Date, and

•  during the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received in Good Order by the Company at its Operations Center.

The amount of the surrender may be equal to the Contract's Cash Value, which is its Fund Value less:

(1)  any outstanding debt, and

(2)  adjusted for any applicable Market Value Adjustment.

The surrender may also be for a lesser amount (a "partial surrender"). Requested partial surrenders that would leave a Cash Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Cash Value will be paid to the Owner. For a partial surrender, any applicable Market Value Adjustment will be in addition to the amount requested by the Owner. A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender and any Market Value Adjustment, if applicable) reduced Fund Value.

A surrender will result in the withdrawal of amounts credited to the Guaranteed Interest Account with Market Value Adjustment Accumulation Periods as chosen by the Owner. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, any applicable Market Value Adjustment. For a partial surrender, the Company will withdraw amounts from the Guaranteed Interest Account with Market Value Adjustment Accumulation Period under the allocation specified by the Owner. Allocations may be by either dollar amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). At least 10% of the partial surrender must be allocated to any subaccount or an Accumulation Period in the Guaranteed Interest Account with Market Value Adjustment designated by the Owner. The request will not be accepted if:

•  there is insufficient Fund Value in the Guaranteed Interest Account with Market Value Adjustment or a subaccount to provide for the requested allocation against it, or

•  the request is not in Good Order.

Contracts issued in the States of Maryland, New Jersey, Oklahoma, South Carolina, Texas, Washington, Massachusetts, or Pennsylvania, to the extent the Owner allocates investments to the Guaranteed Interest Account with Market Value Adjustment, must maintain a minimum Fund Value in the Guaranteed Interest Account with Market Value Adjustment of $2,500. If you take amounts out of the Guaranteed Interest Account with Market Value Adjustment option, then you must ensure the remaining balance is at least $2,500, or transfer the entire amount of Fund Value out of this option.

If we receive your request for a partial or full surrender, in Good Order, before 4 p.m Eastern Time on a Business Day, for amounts allocated to the Guaranteed Interest Account with Market Value Adjustment, we will process the request that Business Day. If we receive the request on or after 4 p.m. Eastern on a Business Day, it will be processed the next Business Day. We typically pay surrender requests within five (5) Business Days of the date we receive the request in Good Order. Any surrender involving payment from amounts credited to the Guaranteed Interest Account with Market Value Adjustment may be postponed, at the option of the Company, for up to 6 months from the date the request for a surrender is received by the Company in Good Order. Surrenders involving payment from the Guaranteed Interest Account with Market Value Adjustment may in most states also be subject to a Market Value Adjustment. The Owner may elect to have the amount of a surrender settled under one of the settlement options of the Contract. (Please refer to your Contract or the Contract prospectus.)

Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Owners should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

The tax results of a surrender should be carefully considered. (See "Federal Tax Status".)

Please note: if mandated under applicable law, we may be required to reject a Purchase Payment. In addition, we may also be required to block an Owner's account and thereby refuse to honor any request for transfers, partial surrenders, Loans, or death benefits until instructions are secured from the appropriate regulator. We may be required to provide additional information about your account to government regulators.

Loans

Qualified Contracts issued under an Internal Revenue Code Section 401(k) plan will have a loan provision (except in the case of contracts issued in Vermont) under which a Loan can be taken using the Contract as collateral for the Loan. All of the following conditions apply in order for the amount to be considered a Loan, rather than a (taxable) partial surrender:

•  The term of the Loan generally must be 5 years or less.

•  Repayments are required at least quarterly and must be substantially level.

•  The Loan amount is limited to certain dollar amounts as specified by the IRS.

The Owner (Plan Trustee) must certify that these conditions are satisfied. Loans could have tax consequences. (See "Federal Tax Status.")

In any event, the maximum outstanding Loan on a Contract is 50% of the Fund Value in the subaccounts and/or the Guaranteed Interest Account with Market Value Adjustment. Loans are not permitted before the end of the right to return contract period. In requesting a Loan, the Owner must specify the subaccounts from which Fund Value equal to the amount of the Loan requested will be taken. Loans from the Guaranteed Interest Account with Market Value Adjustment are not taken until Fund Value in the subaccounts is exhausted. If Fund Value must be taken from the Guaranteed Interest Account with Market Value Adjustment in order to provide the Owner with the amount of the Loan requested, the Owner must specify the Accumulation Periods from which Fund Values equal to such amount will be taken. If the Owner fails to specify subaccounts and Accumulation Periods, the request for a Loan will be returned to the Owner. A Market Value Adjustment may apply to Loan amounts that are transferred from the Guaranteed Interest Account with Market Value Adjustment which may be negative and result in significant loss. The Market Value Adjustment will apply for Loan amounts taken from this option more than 30 days before the Maturity Date.

Values are transferred to a Loan Account that earns interest at an annual rate of 3.50%. The annual Loan interest rate charged on outstanding Loan amounts will be 6%. Thus, the annual net cost of the Loan is 2.50%. If interest is not repaid each year, it will be added to the principal of the Loan.

Loan repayments must be specifically earmarked as Loan repayment and will be allocated to the subaccounts and/or the Guaranteed Interest Account with Market Value Adjustment using the most recent payment allocation on record. Otherwise, we will treat the payment as a Net Purchase Payment.

Amounts borrowed under a Contract do not participate in the Separate Account investment experience. Loans, therefore, can affect the Fund Value and death benefit whether or not the Loan is repaid. The Cash Value at surrender and the death benefit proceeds payable are reduced by the amount of any outstanding Loan plus accrued interest.

Automatic Withdrawals

You may make pre-authorized withdrawals of a level dollar amount from the Contract on a monthly or quarterly basis before the Annuity Starting Date. There is no charge for the automatic withdrawal program. You may also have to pay income taxes, including a 10% additional tax if you are younger than age 59 1/2. If you take pre-authorized withdrawals from the Guaranteed Interest Account with Market Value Adjustment before the Maturity Date, these withdrawals can have an adverse effect on the values under the Contract. If you intend to make these withdrawals, please work with your financial professional.

Death Benefit

If there are funds allocated to the Guaranteed Interest Account with Market Value Adjustment at the time of death, any applicable Market Value Adjustment will be waived. Consult the Contract itself and the most recent Contract Prospectus for information about the death benefit provided by the Contract.

Charges and Adjustments

Deductions from Fund Value

Transfer charges may apply. For more information regarding charges applicable to your Contract, please refer to your Contract and Contract prospectus. The last Contract prospectus and any supplements can be found at www.sec.gov under File No. 333-72632 and you can call us at 1-800-487-6669.

Market Value Adjustment

General Information

Amounts that are surrendered or transferred (including transfers for the purpose of obtaining a Loan) from an Accumulation Period more than 30 days before the Maturity Date will be subject to a Market Value Adjustment (or "MVA"). It will not apply to requests for transfer or full or partial surrenders received at our Operations Center in Good Order within 30 days before the Maturity Date. An MVA will not apply upon annuitization or payment of a death benefit upon the death of the Annuitant. The Market Value Adjustment is determined by the multiplication of an MVA Factor (see "The MVA Factor" below) by the Specified Value, or the portion of the Specified Value being surrendered or transferred (including transfers for the purpose of obtaining a Loan). The Specified Value is the amount of the allocation of Purchase Payments and transfers of Fund Value to an Accumulation Period of the Guaranteed Interest Account with Market Value Adjustment, plus interest accrued at the Specified Interest Rate minus prior distributions. You could lose a significant amount of money due to the MVA if amounts are removed from the Guaranteed Interest Account with Market Value Adjustment more than 30 days before the Maturity Date. The Market Value Adjustment may either increase, decrease, or have no impact on the amount of the distribution. This factor is discussed in detail below. In extreme circumstances, the maximum percentage amount of potential loss resulting from a Market Value Adjustment decrease is 100%.

An MVA will be imposed on transfers (including transfers for the purpose of obtaining a Loan) or surrenders (partial or full) from the Guaranteed Interest Account with Market Value Adjustment in most states. An MVA will not be imposed on contracts issued in the states of Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington; however, restrictions on transfers apply in these States.

The Market Value Adjustment is intended to approximate, without duplicating, the experience of the Company when it liquidates assets in order to satisfy contractual obligations. Such obligations arise when Owner's request surrenders (full or partial) or transfers (including transfers for the purpose of obtaining a Loan). When liquidating assets, the Company may realize either a gain or a loss. The Market Value Adjustment is primarily meant to transfer risk from us to you to protect us from losses on our own investments supporting Contract guarantees if amounts are withdrawn before the Maturity Date.

If prevailing interest rates are higher at the time of a surrender (full or partial) or transfer (including transfers for the purpose of obtaining a Loan) than the Specified Interest Rate in effect at the time the Accumulation Period commences, the Company will realize a loss when it liquidates assets in order to process a surrender (full or partial), or transfer (including transfers for the purpose of obtaining a Loan); therefore, application of the Market Value Adjustment under such circumstances will decrease the amount of the surrender (full or partial), or transfer (including transfers for the purpose of obtaining a Loan).

Generally, if prevailing interest rates are lower than the Specified Interest Rate in effect at the time the Accumulation Period commences, the Company will realize a gain when it liquidates assets in order to process a surrender (full or partial), or transfer (including transfers for the purpose of obtaining a Loan); therefore, application of the MVA under such circumstances will generally increase the amount of the surrender (full or partial), or transfer (including transfers for the purpose of obtaining a Loan).

A negative Market Value Adjustment could reduce values under your Contract by more than the amount withdrawn and a loss of previously credited interest.

The Company measures the relationship between prevailing interest rates and the Specified Interest Rates it declares through the MVA Factor. The MVA Factor is described more fully below.

Please call us at 1-800-487-6669 if you have any questions about the current Market Value Adjustment that may apply to a surrender (full or partial) or transfer (including transfers for the purpose of obtaining a Loan). Any Market Value Adjustment rate and amount can fluctuate daily. The Market Value Adjustment dollar amount or the Market Value Adjustment rate provided to you may differ from the actual value calculated at the time of the adjustment.

The MVA Factor

The formula for determining the MVA Factor is:

[(1+a)/(1+b)+0.25%]((n-t)/12)-1

Where:

a =  the Specified Interest Rate for the Accumulation Period from which the surrender, transfer or Loan is to be taken;

b =  the Specified Interest Rate declared at the time a surrender or transfer is requested for an Accumulation Period equal to the time remaining in the Accumulation Period from which the surrender or transfer (including transfers to the Loan Account as a result of a request by the Owner for a Loan) is requested;

n =  the length of the Accumulation Period from which the surrender or transfer occurs in months; and

t =  the number of elapsed months (or portion thereof) in the Accumulation Period from which the surrender or transfer occurs.

If an Accumulation Period equal to the time remaining is not issued by the Company, the rate will be an interpolation between two available Accumulation Periods. If two such Accumulation Periods are not available, we will use the rate for the next closest available Accumulation Period.

If the Company is no longer declaring rates on new payments, we will use U.S. Treasury yields adjusted for investment risk as the basis for the Market Value Adjustment.

The MVA Factor shown above also accounts for some of the administrative and processing expenses incurred when fixed-interest investments are liquidated. This is represented in the addition of 0.25% in the MVA Factor.

The MVA Factor will be multiplied by that portion of the Fund Value being surrendered, transferred, or distributed for any other reason. If the result is greater than 0, a gain will be realized by the Owner; if less than 0, a loss will be realized. If the MVA Factor is exactly 0, no gain or loss will be realized by the Owner.

You will find examples of the application of the Market Value Adjustment in the Statement of Additional Information.

Sales of the Contracts

We sold the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and the cost of Contract benefits through the fees and charges imposed under the Contracts. (See "Distribution of the Contracts" for more information.)

Annuity Provisions

Annuity payments

Annuity payments under a Contract are not based on the experience of the Separate Account and multiple settlement Options are available. Please refer to your Contract, Contract prospectus, or call us at 1-800-487-6669 for more information regarding annuity payments and settlement options. The last Contract prospectus and any supplements can be found at www.sec.gov under File No. 333-72632.

Other Provisions

Provision Required By Section 401(a)(9) of the Code

In the case of Qualified Contracts, special tax rules apply to the time at which distributions must commence and the form in which the distributions must be paid. Specifically, the Setting Every Community Up for Retirement Enhancement Act ("SECURE Act") and SECURE 2.0 Act of 2022 ("SECURE 2.0") made significant changes to the required minimum distribution rules.

When you have to start lifetime required minimum distributions from Qualified Contracts is generally based on your "applicable age" as defined under federal tax law. If you attain age 72 after 2022 and age 73 before 2033, your applicable age is 73. If you attain age 74 after 2032, your applicable age is 75. If you were born prior to July 1, 1949, your applicable age is 70 1/2, and if you were born on or after July 1, 1949, and before January 1, 1951, your applicable age is 72. If you were born in 1959, you should consult your tax advisor regarding your "applicable age," because it is not clear under SECURE 2.0 whether your "applicable age" is age 73 or age 75.

Lifetime required minimum distributions must commence by the "required beginning date." In the case of Individual Retirement Accounts or Annuities (IRAs), this generally means April 1 of the calendar year following the calendar year in which the owner reaches the applicable age. In the case of certain other Qualified Contracts, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.

New after-death distributions rules under Section 401(a)(9) of the Code apply when the Participant dies. In general, a designated beneficiary must receive the entire interest by the end of the calendar year which contains the tenth anniversary of the Participant's death. If the Participant dies before the required beginning date, no distribution is required or a year before that tenth year. However, if the beneficiary is an "eligible designated beneficiary" (or "EDB"), they generally can elect to take distributions over their life or life expectancy if payments begin no later than one year after December 31 following the Participant's death, subject to certain restrictions imposed by the federal tax law. However, the entire amount must be distributed by the end of the year containing the 10th anniversary of the EDB's death.

If the Participant dies on or after the required beginning date, the beneficiary will be required to take an annual post-death required minimum distribution based on a life expectancy factor determined under IRS regulations. In addition, if the Participant's beneficiary is an individual, in all events all remaining amounts must be fully distributed by the end of the year containing the tenth anniversary of the Participant's death, or in the case of an EDB, by the end of the year containing the tenth anniversary of the beneficiary's death.

Special rules apply to EDBs who are minors, EDBs who are older than the Participant, and beneficiaries that are not individuals.

Although the lifetime required minimum distribution rules do not apply to Roth IRAs under Section 408A of the Code, the post-death distribution rules apply.

These rules are described in more detail in "Qualified Retirement Plans" and "Qualified Retirement Plans — Required Minimum Distributions." It is the Owner's responsibility to assure that distribution rules imposed by the Code and Treasury regulations will be met. The Owner may want to consult a tax advisor concerning the potential application of these complex rules before purchasing this annuity Contract or purchasing additional features under this annuity Contract or making additional Purchase Payments under this annuity Contract.

Continuation of the Contract by a surviving spouse

As described above, in certain cases a surviving spouse may elect, in the case of Non-Qualified Contracts and Contracts that are used in connection with IRAs under Section 408 of the Code, to continue the Contract and become the new Owner. A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.

The designated beneficiary of an annuity contract who is recognized as a spouse of a deceased owner for federal tax purposes is treated more favorably than a designated beneficiary who is not recognized as a spouse for federal tax purposes. Specifically, a designated beneficiary who is recognized as a spouse of the deceased owner for federal tax purposes may continue the Contract and become the new Owner as described above. In contrast, a designated beneficiary who is not recognized as a spouse of the deceased owner for federal tax purposes generally must surrender the Contract within 5 or 10 years of the owner's death or take distributions from the Contract over the beneficiary's life or life expectancy beginning within one year of the owner's death, with the applicable rules differing depending on whether the Contract is a Non-Qualified Contract or a Qualified Contract.

The Internal Revenue Service has ruled that for federal tax purposes, the term "spouse" does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. In addition, if the Owner and the Beneficiary are no longer married as of the date of death, such individuals are no longer treated as "spouses" for federal tax law purposes. As a result, if a beneficiary of a deceased owner and the owner were parties to a civil union or domestic partnership, or if the Beneficiary and the deceased Owner were no longer married as of the date of death, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to nonspouse beneficiaries and will not be able to continue the Contract.

If you have questions concerning your status as a spouse for federal tax purposes and how that status might affect your rights under the Contract, you should consult your legal adviser.

Distribution of the Contracts

The Contracts are distributed by both Equitable Advisors, LLC ("Equitable Advisors") and Equitable Distributors, LLC ("Equitable Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of the Separate Account. The offering of the Contracts is intended to be continuous.

Equitable Advisors is an affiliate of the Company and Equitable, and Equitable Distributors is an affiliate of us and an indirect wholly owned subsidiary of Equitable. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1345 Avenue of the Americas, New York, NY 10105. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for the Company's other life and annuity products.

The Contracts are sold by financial professionals of Equitable Advisors and its affiliates. The Contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors ("Selling broker-dealers").

The Company pays compensation to both Distributors based on Contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its Contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your Contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the Contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the Contract, see your Contract, the Contract prospectus, or contact us at 1-800-487-6669.

Compensation paid to the Distributors. The Company pays compensation to the Distributors based on Purchase Payments made on the Contracts sold through the Distributors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 6.50% of the total Purchase Payments made under the Contracts, plus, starting in the second Contract Year, up to 0.25% of the Fund Value of the Contracts ("asset-based compensation"). The Distributors, in turn, may pay a portion of the compensation received from the Company to the Distributor's financial professional and/or the Selling broker-dealer making the sale. The compensation paid by the Distributors varies among financial professionals and among Selling broker-dealers. The Distributors also pay a portion of the compensation it receives to its managerial personnel. When a Contract is sold by a Selling broker-dealer, the Selling broker-dealer, not the Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the Contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

Equitable Advisors may also pay financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company Contracts and Contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

The Company also pays Equitable Distributors compensation to cover its operating expenses and marketing services under the terms of the Company's distribution agreements with Equitable Distributors.

Differential compensation paid by Equitable Advisors. In connection with the sale of the Company's products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of the Company's Contract than it pays for the sale of a Contract or other financial product issued by a company other than the Company. Equitable Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company's Contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company's Contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company's Contracts and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend the Company's Contract over a contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are in your best interest based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Additional payments by Equitable Distributors to Selling broker-dealers. Equitable Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the Contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to Contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain contracts of the Company exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company Contracts over Contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2024) received additional payments. These additional payments ranged from $3,126.06 to $7,644,442.98. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company's contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

AG Capital Inc., AE Financial Services, LLC, Allstate Financial Services, LLC, Ameriprise Financial Services, LLC, Aretec Group Inc., Atria Wealth Solutions, Ausdal Financial Partners, Inc., Cambridge Investment Research, Capital Investment Group Inc., Centaurus Financial, Inc., Chase Insurance Agency, Inc., Citigroup Global Markets, Inc., Citizens Investment Services, Commonwealth Financial Network, Copper Financial Network, LLC, DPL Financial Partners, Equity Services Inc., Farmers Financial Solution LLC, First Horizon Advisors, Inc., Geneos Wealth Management Inc., Gradient Securities, LLC, Halo Securities LLC, Harbour Investments, Inc., Independent Financial Group LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott LLC, Kestra Investment Services LLC, Key Investment Services LLC, Kovack Securities Inc., Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, Lion Street Financial LLC, LPL Financial Corporation, Madison Avenue Securities, LLC, MML Investors Services, LLC, Morgan Stanley Smith Barney, Mutual of Omaha Investor Services Inc., OneAmerica Securities Inc., Osaic Inc. (The Advisor Group (AIG)), Park Avenue Securities, LLC, PlanMember Securities Corp., PNC Investments, LLC, Primerica Financial Services, Inc., Principal Securities, Inc., Pruco Securities, LLC, Raymond James & Associates Inc., RBC Capital Markets Corporation, Santander Securities Corporation, The Huntington Investment Company, The Leaders Group, Inc., The Wentworth Group, LLC, TransAmerica Financial Advisors, U.S. Bancorp Advisors, LLC, U.S. Bancorp Investments, Inc., Valmark Securities Inc., Voya Financial Advisors, Inc., Wells Fargo Advisors, LLC.

Federal Tax Status

Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address Federal estate, gift or generation skipping transfer taxes, or any state or local tax consequences associated with the purchase of the Contract. In addition, the Company makes no guarantee regarding any tax treatment — federal, state or local — of any Contract or of any transaction involving a Contract.

The Company's Tax Status

The Company is taxed as a life insurance company under the Code. The assets underlying the Guaranteed Interest Account with Market Value Adjustment are owned by the Company, and the income derived from such assets will be includible in the Company's income for federal income tax purposes.

Taxation of annuities in general

Tax deferral during accumulation period

Under existing provisions of the Code, except as described below, any increase in an Owner's Fund Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:

(1)  the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations;

(2)  the Company, rather than the Owner, is considered the owner of the assets of the Separate Account for federal income tax purposes; and

(3)  the Owner is an individual (or an individual is treated as the Owner for tax purposes).

Ownership treatment. In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Separate Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be currently includable in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the Contract are similar to, but differ in certain respects from, the ownership rights described in certain IRS rulings where it was determined that contract owners were not owners of the assets of a segregated asset account (and thus not currently taxable on the income and gains). For example, the Owner of this Contract has the choice of more Investment Options to which to allocate Purchase Payments and the Separate Account values than were addressed in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in any further regulations or rulings which the Treasury Department or IRS may issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Separate Account. However, there is no assurance such efforts would be successful.

Nonnatural Owner. As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. Thus, if a group Contract is held by a trust or other entity as an agent for certificate owners who are individuals, those individuals should be treated as owning an annuity for federal income tax purposes. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:

(1)  Contracts acquired by an estate of a decedent by reason of the death of the decedent;

(2)  certain Qualified Contracts;

(3)  Contracts purchased by employers upon the termination of certain Qualified Plans;

(4)  certain Contracts used in connection with structured settlement agreements; and

(5)  Contracts purchased with a single Purchase Payment when the Annuity Starting Date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Delayed annuity payment dates

If the Annuity Starting Date under the Contract occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (e.g., past age 95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner's income.

The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

Taxation of surrenders and partial surrenders

In the case of a partial surrender, amounts you receive are generally includable in income to the extent your "cash surrender value" before the partial surrender exceeds your "investment in the contract" (defined below). All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. Amounts received under an automatic withdrawal plan are treated for tax purposes as partial surrenders, not annuity payments. In the case of a surrender, amounts received are includable in income to the extent they exceed the "investment in the contract." For these purposes, the "investment in the contract" at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not includable in income.

As described elsewhere in this Prospectus, the cost of the enhanced death benefit option is reflected in the mortality and expense risk charge. It is possible that the portion of the mortality and expense risk charge that represents the cost of the enhanced death benefit option could be treated for federal tax purposes as a partial surrender from the Contract. If the Contract has additional riders, charges (or some portion thereof) for such riders could be treated for federal tax purposes as partial surrenders from the Contract.

There is some uncertainty regarding the treatment of the Market Value Adjustment for purposes of determining the amount includible in income as a result of any partial surrender, surrender, assignment, pledge, or transfer without adequate consideration. Congress has given the IRS regulatory authority to address this uncertainty. However, as of the date of this Prospectus, the IRS has not issued any regulations addressing these determinations.

Surrenders and partial surrenders may be subject to a 10% additional tax. (See "Taxation of annuities in general — Additional tax on premature distributions.") Surrenders and partial surrenders may also be subject to federal income tax withholding requirements. (See "Qualified Retirement Plans — Federal Income Tax Withholding.")

Taxation of annuity payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. The exclusion amount is determined by multiplying (1) the payment by (2) the ratio of the "investment in the contract" (defined above) you allocate to the settlement option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).

Once the total amount of the investment in the contract is excluded using the above formula, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another within the meaning of federal law. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.")

Taxation of proceeds payable upon death

Prior to the Annuity Starting Date, we may distribute amounts from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such proceeds are includable in income as follows:

(1)  if distributed in a lump sum or under Settlement Option 1 (as described in the Contract prospectus), they are taxed in the same manner as a surrender, as described above; or

(2)  if distributed under Settlement Options 2, 3, 3A, or 4 (as described in the Contract prospectus), they are taxed in the same manner as annuity income payments, as described above.

After the Annuity Starting Date, if a guaranteed period exists under a life income settlement option and the payee dies before the end of that period, payments we make to the Beneficiary for the remainder of that period are includable in income as follows:

(1)  if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2)  if distributed in accordance with the existing settlement option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.

Proceeds payable on death may be subject to federal income tax withholding requirements. (See "Qualified Retirement Plans — Federal Income Tax Withholding.")

The Company may be liable for payment of the generation skipping transfer tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the proceeds.

Assignments, pledges, and gratuitous transfers

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Fund Value is treated for federal income tax purposes as a partial surrender of such amount or portion. If the entire Fund Value is assigned or pledged, subsequent increases in the Fund Value are also treated as withdrawals for as long as the assignment or pledge remains in place. The investment in the contract is increased by the amount included in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be required to include in income the difference between the "cash surrender value" and the investment in the contract at the time of transfer. In such case, the transferee's "investment in the contract" will increase to reflect the increase in the transferor's income. The exceptions for transfers to the Owner's spouse (or to a former spouse) are limited to individuals that are treated as spouses under federal law.

Additional tax on premature distributions

Where we have not issued the Contract in connection with a Qualified Plan, there generally is a 10% additional tax on the amount of any payment from the Contract, e.g., surrenders, partial surrenders, annuity payments, death proceeds, assignments, pledges and gratuitous transfers, that is includable in income unless the payment is:

(a)  received on or after the Owner reaches age 59 1/2;

(b)  attributable to the Owner's becoming disabled (as defined in the tax law);

(c)  made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(d)  made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary (as defined in the tax law); or

(e)  made under a Contract purchased with a single Purchase Payment when the Annuity Starting Date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Certain other exceptions to the 10% additional tax not described herein also may apply. (Similar rules, discussed below, apply in the case of certain Qualified Contracts.)

Net Investment Income Tax (NIIT) on Certain Distributions

A Net Investment Income Tax of 3.8% will apply to some types of investment income. This tax will apply to all taxable distributions from non-Qualified Contracts. This tax only applies to taxpayers with "modified adjusted gross income" above $250,000 in the case of married couples filing jointly or a qualifying widow(er) with dependent child, $125,000 in the case of married couples filing separately, and $200,000 for all others. For more information regarding this tax and whether it may apply to you, please consult your tax advisor.

Qualified Retirement plans

In general

The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, we make no attempt in this prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. State income tax rules applicable to Qualified Plans and Qualified Contracts often differ from federal income tax rules, and this prospectus does not describe any of these differences. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for surrenders, automatic withdrawals, partial surrenders, and annuity income payments under Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that you and/or your employer may make, and the tax deduction or exclusion that you and/or your employer may claim for such contribution, are limited under Qualified Plans.

Required Minimum Distributions

In general. In the case of Qualified Contracts, rules imposed by Section 401(a)(9) of the Code determine the time at which distributions must commence to you or your beneficiary and the manner in which the minimum amount of the distribution is computed (the "RMD" rules). Legislation passed in 2019 (the "SECURE Act") and in 2022 (the "SECURE 2.0 Act") changed a number of the RMD rules applicable to distributions after the death of a Qualified Contract owner. The changes were generally effective for deaths occurring after 2019, and the changes made by the SECURE 2.0 Act were generally effective after 2022. This discussion is a general description of the new RMD rules implemented by the SECURE and SECURE 2.0 Acts and not those of prior law, which remain applicable in certain circumstances. In addition, the terms of your plan or IRA will control. Failure to comply with the RMD rules may result in the imposition of an excise tax. This excise tax generally equals 25% of the amount by which the minimum required distribution exceeds the actual distribution from the Qualified Plan. The excise tax is reduced to 10% if a taxpayer receives a distribution, during the "correction window," of the amount of the missed RMD from the same plan to which the excise tax relates and satisfies certain other conditions.

When distributions must begin. Distributions of minimum amounts (as specified in the RMD rules) must commence from Qualified Plans by the "required beginning date." In the case of IRAs, this generally means April 1 of the calendar year following the calendar year in which the Owner reaches the "applicable age." In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Roth IRAs are not subject to the lifetime RMD rules. For taxable years beginning after December 31, 2023, lifetime RMDs are no longer required for designated Roth accounts under 401(k) and 403(b) plans. RMDs must still be taken from designated Roth accounts for 2023, including those with a required beginning date of April 1, 2024.

If you were born...	Your "applicable age" is...
Before July 1, 1949	70	1/2
After June 30, 1949 and before 1951	72
After 1950 and before 1960	73
In 1960 or later	75

Annual distribution amount. If you choose to take RMDs in the form of withdrawals, the annual amount to be distributed is determined by dividing your Contract's account value by the applicable factor from IRS life expectancy tables. The death benefit under your Contract and certain other benefits of your Contract may increase the amount of the minimum required distribution that must be taken from your Contract. If your Contract is an IRA, Protective Life will calculate your RMDs during your lifetime if you ask us to do so.

Death before your required beginning date. In general, if you die before your required beginning date, and you have a designated beneficiary, any remaining interest in your Contract must be distributed within 10 years after your death, in accordance with federal tax rules, unless the designated beneficiary is an "eligible designated beneficiary" ("EDB"). A designated beneficiary is any individual designated as a beneficiary by the IRA owner or an employee-annuitant. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An EDB (other than a minor child) can generally stretch distributions over their life or life expectancy if payments begin by the end of the calendar year following the year of your death. Special rules apply to EDBs who are minors and to beneficiaries that are not individuals.

Death on or after your required beginning date. In general, if you die on or after your required beginning date, the beneficiary will be required to take an annual post-death required minimum distribution based on a life expectancy factor determined under IRS regulations. In addition, if the beneficiary is an individual, in all events all remaining amounts must be fully distributed by the end of the year containing the tenth anniversary of your death, in accordance with federal tax rules. If your beneficiary is an EDB (other than a minor child), distributions must continue annually over the longer of your remaining life expectancy and the EDB's life expectancy (or more rapidly), but all amounts must be distributed within 10 years of the EDB's death, in accordance with federal tax rules. Special rules apply to EDBs who are minors and beneficiaries that are not individuals.

Spousal continuation. If your sole beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after their death by transferring the remaining interest tax-free to your surviving spouse's own IRA, or by treating your IRA as your surviving spouse's own IRA. In certain circumstances, the spouse may have to take a "hypothetical RMD" before transferring their interest or treating your IRA as their own.

Annuity payments. If you choose to take some or all of your RMDs in the form of annuity payments rather than withdrawals, the payments may be made over your life, your life and the life of your designated beneficiary, for a certain period, or for life with or without a period certain. If you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be accelerated at the end of that period

(or otherwise modified after your death if permitted under federal tax law and by Protective Life) in order to comply with the post-death distribution requirements.

The minimum distribution requirements are complex and unclear in numerous respects. The manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

Loans

Certain Qualified Contracts issued under a Code Section 401(k) plan will have a loan provision under which a Loan can be taken using the Contract as collateral for the Loan. In general, loans from Qualified Contracts are taxable distributions unless certain requirements are satisfied. For example, the Loan, by its terms, generally must be repaid within 5 years, repayments are required at least quarterly and must be substantially level, and the Loan amount is limited to certain dollar amounts specified by the IRS. These dollar limits take into account other recent loans you have had under the plan. If these requirements are not satisfied when the Loan is received or while the Loan is outstanding, it could result in a taxable distribution from the Qualified Contract. The plan may also require the Loan to be repaid upon severance from employment. Please consult your plan administrator and/or tax adviser regarding the treatment of Loans in these circumstances.

Additional Tax on Premature Distributions

There may be a 10% additional tax on the taxable amount of payments from certain Qualified Contracts. In the case of an IRA, exceptions provide that the additional tax does not apply to a payment:

(a)  received on or after the date the Owner reaches a 59 1/2

(b)  received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

(c)  made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under section 401, exception "c" above for substantially equal periodic payments applies only if the Owner has separated from service). Certain other exceptions to the 10% additional tax not described herein also may apply. Please consult your tax adviser.

Other Considerations

When issued in connection with a Qualified Plan, we will amend a Contract as generally necessary to confirm to the requirements of the plan. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.

Individual Retirement Accounts and Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. If you use this Contract in connection with an IRA, the Owner and Annuitant generally must be the same individual and generally may not be changed. IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible, and on the time when distributions must commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), you may "roll over" distributions from certain Qualified Plans on a tax-deferred basis into an IRA. Contracts may also be issued in connection with a "Simplified Employee Pension" (SEP) or "SEP IRA" under Section 408(k) of the Code.

However, you may not use the Contract in connection with a "Coverdell Education Savings Account" (formerly known as an "Education IRA") under Section 530 of the Code, or a "Simple IRA" under Section 408(p) of the Code.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income.

A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains the age of 59 1/2; (2) made after the Owner's death; (3) attributable to the Owner being disabled; or (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. In addition, distributions from Roth IRAs need not commence during the Owner's lifetime. A Roth IRA may accept a "qualified rollover contribution" from (1) a non-Roth IRA, (2) a "designated Roth account" maintained under a Qualified Plan, and (3) certain Qualified Plans of eligible individuals.

Special rules apply to rollovers to Roth IRAs from Qualified Plans and from designated Roth accounts under Qualified Plans. You should seek competent advice before making such a rollover.

A conversion of a traditional IRA to a Roth IRA, and a rollover from any other eligible retirement plan to a Roth IRA, made after December 31, 2017, cannot be recharacterized as having been made to a traditional IRA. For tax years beginning after December 31, 2023, a beneficiary of a section 529 account can roll over a distribution from the section 529 account to a Roth IRA for the beneficiary if certain requirements are met. The rollover must be paid through a trustee-to-trustee transfer. The rollover amount in any year cannot exceed the Roth IRA contribution limit and the aggregate amount for all years cannot exceed $35,000. In addition, the rollover must be from a section 529 account that has been open for more than 15 years. Other restrictions may apply.

IRA to IRA Rollovers and Transfers

A rollover contribution is a tax-free movement of amounts from one IRA to another within 60 days after you receive the distribution. In particular, a distribution from a non-Roth IRA generally may be rolled over tax-free within 60 days to another non-Roth IRA, and a distribution from a Roth IRA generally may be rolled over tax-free within 60 days to another Roth IRA. A distribution from a Roth IRA may not be rolled over (or transferred) tax-free to a non-Roth IRA.

A rollover from any one of your IRAs (including IRAs you have with another company) to another IRA is allowed only once within a one-year period. This limitation applies on an aggregate basis and applies to all types of your IRAs, meaning that you cannot make an IRA to IRA rollover if you have made such a rollover involving any of your IRAs in the preceding one-year period. For example, a rollover between your Roth IRAs would preclude a separate rollover within the one-year period between your non-Roth IRAs, and vice versa. The one-year period begins on the date that you receive the IRA distribution, not the date it is rolled over into another IRA.

If the IRA distribution does not satisfy the rollover rules, it may be (1) taxable in the year distributed, (2) subject to a 10% tax on early distributions, and (3) treated as a regular contribution to the recipient IRA, which could result in an excess contribution subject to an additional tax.

If you inherit an IRA from your spouse, you generally can roll it over into an IRA established for you, or you can choose to make the inherited IRA your own. If you inherited an IRA from someone other than your spouse, you cannot roll it over, make it your own, or allow it to receive rollover contributions.

A rollover from one IRA to another is different from a direct trustee-to-trustee transfer of your IRA assets from one IRA trustee to another IRA trustee. A "trustee-to-trustee" transfer is not considered a rollover and is not subject to the 60-day rollover requirement or the one rollover per year rule. In addition, a rollover between IRAs is different from direct rollovers from certain Qualified Plans to non-Roth IRAs and "qualified rollover contributions" to Roth IRAs, both of which are subject to special rules.

Pension and profit-sharing plans

Section 401(a) of the Code permits employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans. These types of plans may be subject to rules under Sections 401(a)(11) and 417 of the Code that provide rights to a spouse or former spouse of a participant. In such a case, the participant may need the consent of the spouse or former spouse to change settlement options, to elect an automatic withdrawal option, or to make a partial or full surrender of the Contract.

Tax-sheltered annuities

Section 403(b) of the Code permits employers of public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts on behalf of their employees and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security (FICA) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b).

Direct rollovers

If your Contract is used in connection with a pension or profit-sharing plan qualified under Section 401(a) of the Code or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under Section 457(b) of the Code, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Section 401(a) of the Code or an eligible Section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under Section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain eligible retirement plans (such as an IRA). Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

Federal Income Tax Withholding

In general

The Company will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies the Company at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, the Company may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Starting Date) and conversions of, or rollovers from, non-Roth IRAs and Qualified Plans to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

Nonresident aliens and foreign corporations

The discussion above provides general information regarding federal withholding tax consequences to annuity contract owners or beneficiaries that are U.S. citizens or residents. Owners or beneficiaries that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. Owners or beneficiaries that are not U.S. citizens or residents are advised to consult with a tax advisor regarding federal tax withholding with respect to the distributions from a Contract.

Status for income tax purposes; FATCA. In order for the Company to comply with income tax withholding and information reporting rules which may apply to annuity contracts, the Company may request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If the Company does not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which the Company is required to withhold income tax. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, the Company may be required to report contract values and other information for certain contractholders. For this reason the Company may require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of distributee or recipient.

Legal Proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a Contract owner's interest in the separate account, nor would any of these proceedings be reasonably likely to have a material adverse effect upon the separate account, our ability to meet our obligations under the Contracts, or the ability of the Distributors to perform their contracts with the separate account.

Financial Statements

The financial statements and financial statement schedules of the Company, are incorporated by reference in the Statement of Additional Information dated May 1, 2025. The financial statements and financial statement schedules of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. You should not consider the financial statements and financial statement schedules of the Company as affecting investment performance of assets in the Separate Account.

About the General Account

This Contract was offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a Contract's Fund Value or any guaranteed benefits with which the Contract was issued, including death benefits and the Guaranteed Interest Account with Market Value Adjustment. The Company is solely responsible to the Contract owner for the Contract's Fund Value and such guaranteed benefits. The general obligations and any guaranteed benefits under the Contract (for example, annuity payments, death benefit payments, interest credited to the Guaranteed Interest Account with Market Value Adjustment) are supported by the Company's General Account and are subject to the Company's claims paying ability. An owner should look to the financial strength of the Company for its claims-paying ability. Assets in the General Account are not segregated for the exclusive benefit of any particular Contract or obligation. General Account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable Investment Options. You may also speak with your financial representative.

The General Account is subject to regulation and supervision by the Insurance Department of the State of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. The General Account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940.

APPENDIX:

GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of the fixed options (Guaranteed Interest Account with Market Value Adjustment) currently available under the Contract. We may change the features of the fixed options listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. See Guaranteed Interest Account with Market Value Adjustment for more information.

Note: If amounts are withdrawn from a Guaranteed Interest Account with Market Value Adjustment before the end of the Accumulation Period, we may apply a Market Value Adjustment. This may result in a significant reduction in your Fund Value.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed Interest Account with Market Value Adjustment	3 Year	3.50%
Guaranteed Interest Account with Market Value Adjustment	5 Year	3.50%
Guaranteed Interest Account with Market Value Adjustment	7 Year	3.50%
Guaranteed Interest Account with Market Value Adjustment	10 Year	3.50%

For information about other Investment Options available under the Contract, you should consult the Contract itself, the most recent Contract prospectus, and more recent updated materials provided to you (for example, Portfolio shareholder reports and Portfolio prospectuses). The most recent prospectuses for the Portfolios and updated materials can be found at https://protective.onlineprospectus.net/protective/products and selecting "Equitable" then "MONY Variable Annuity Series:" Option 1, 2 or 3 and finally "Investment Options." The last Contract prospectus and any supplements can be found at www.sec.gov under File No. 333-72632.

The Statement of Additional Information, which has been filed with the Securities and Exchange Commission ("SEC"), contains additional information about the Guaranteed Interest Account and Equitable Financial Life Insurance Company of America. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. You may obtain a copy of the Statement of Additional Information free of charge or make inquiries regarding your Contract by writing or calling us at the address or telephone number shown below. You may also obtain an electronic copy of the Statement of Additional Information, as well as other material that we file electronically and certain material incorporated by reference, at the SEC web site (http://www.sec.gov).

Reports and other information about the separate account are available on the SEC's website at http://www.sec.gov, and copies of the information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

If you would like to receive a copy of the Statement of Additional information or ask questions about your Contract, please contact:

Equitable Financial Life Insurance Company of America
Operations Center
2801 Hwy 280 South
Birmingham, AL 35223
1-800-487-6669

EDGAR Contract Identifier Number: C000257726

Guaranteed Interest Account with Market Value Adjustment Fixed Option available through the

MONY Variable Annuity Series Individual Flexible Payment Variable Annuity Contract

Issued by

Equitable Financial Life Insurance Company of America

8501 IBM Drive, Suite 150

Charlotte, NC 28262-4333

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2025

This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2025, for the Guaranteed Interest Account with Market Value Adjustment Fixed Option available through the MONY Variable Annuity Series Contract ("Contract") issued by Equitable Financial Life Insurance Company of America ("Company"). The prospectus is available, at no charge, by writing the Company at its Operations Center, 2801 Highway 280 South, Birmingham, AL 35223 or by calling 1-800-487-6669, or by accessing the SEC's website at www.sec.gov. Please also see the most recent Contract Statement of Additional Information for additional information about the Contract.

TABLE OF CONTENTS

Additional information about the Company	2
Independent Registered Public Accounting Firm	2
Market Value Adjustment Example	3
Sale of the contracts	6
Financial statements	6

Additional information about the Company

Equitable Financial Life Insurance Company of America

We are Equitable Financial Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc., No company other than the Company has any legal responsibility to pay amounts that the Company owes under the Contracts.

Equitable Advisors, LLC and Equitable Distributors, LLC serve as the principal underwriters of the Separate Account and distributors of the Contracts.

We are subject to regulation by the State of Arizona and regulation by the Director of Insurance in Arizona. We file an annual statement with the State of Arizona, and periodically, the Director of Insurance for the State of Arizona assesses our liabilities and reserves and those of the Separate Account and assesses their adequacy. We are also subject to the insurance laws and regulations of other states in which we are licensed to operate.

Independent Registered Public Accounting Firm

Consolidated financial statements and financial statement schedules of Equitable Financial Life Insurance Company of America as of December 31, 2024 and 2023 and for each of the three years in the period ended December 31, 2024 incorporated in this Statement of Additional Information by reference to the filed Form N-VPFS for Equitable Financial Life Insurance Company of America, have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to Equitable Financial Life Insurance Company of America as permitted by the applicable SEC independence rules, and as disclosed in Equitable Financial Life Insurance Company of America's Form 10-K. PricewaterhouseCoopers LLP's address is 214 North Tryon Street, Suite 4200, Charlotte, North Carolina 28202.

2

Market Value Adjustment Example

The examples below show how the Market Value Adjustment would be determined and how it would be applied to a surrender (full or partial) (sometimes referred to as a withdrawal) or transfer (including a transfer for the purpose of obtaining a Loan) from the Guaranteed Interest Account with Market Value Adjustment fixed option during an Accumulation Period at certain hypothetical Specified Interest Rates. The amount of the Market Value Adjustment is based on the MVA Factor. The formula for determining the MVA Factor is:

[[(1+a)/(1+b)+0.25%]((n-t)/12)/]-1

Where:

a =  the Specified Interest Rate for the Accumulation Period from which the surrender (full or partial) or transfer (including a transfer for the purpose of obtaining a Loan) is to be taken;

b =  the Specified Interest Rate declared at the time a surrender or transfer is requested for an Accumulation Period equal to the time remaining in the Accumulation Period from which the surrender or transfer (including transfer to the Loan Account as a result of a request by the Owner for a Loan) is requested;

n =  the length of the Accumulation Period from which the surrender or transfer occurs in months; and

t =  the number of elapsed months (or portion thereof) in the Accumulation Period from which the surrender or transfer occurs.

3

Example: The Accumulation Period you selected is 3 years (36 months). You requested a $30,000 partial surrender in month 20 of the 36 month Accumulation Period. The Specified Interest Rate for your Accumulation Period is 5.00% and the Specified Interest Rate in effect at the time you requested the partial surrender is 7.00%. The Fund Value at the time of the partial surrender was $100,000.

		How the Rates and Months are part of the MVA Factor Calculation
The Specified Interest Rate for your 36 month Accumulation Period	5.00%	Represented by "a" in the formula above.
The Specified Interest Rate applicable at the time of your request plus 0.25%	7.25%	Represented by "b" in the formula above; 7.00% + 0.25% = 7.25%
Your Accumulation Period is 3 years	36 months	Represented by "n" in the formula above.
Number of elapsed months	20 months	Represented by "t" in the formula above.
Calculations (Step by Step)
(1+a)	105.00%	1 + 5.00% = 105.00%
(1+b) + 0.25%	107.25%	1 + 7.00% = 107.00% + 0.25% = 107.25%
(1+a)/(1+b)	0.979021	105% / 107.25% = 0.979021
(n-t)/12	16	(36-20) / 12 = 16 / 12 = 1.333333
(1+a)/(1+b)(n-t)/12	0.97126	(0.979021)1.3333 = 0.972126
Result above minus 1 is the MVA Factor	-0.02787	0.972126 – 1 = -0.02787
MVA Factor x the Withdrawal Amount is the Adjustment	-$836.21	-0.02787 x $30,000 = -$836.21 (rounded) and represents a negative Adjustment (Loss for Owner); the adjustment amount compared to the withdrawal amount ($30,000) at the time of the withdrawal as a percentage is -2.8%.
Total Amount deducted from the Guaranteed Interest Account with Market Value Adjustment	$29,163.79	Withdrawal amount requested ($30,000) minus the negative Market Value Adjustment ($836.21) = $29,163.79 the amount paid to you

4

Here is another example where the Specified Interest Rate at the time you requested the withdrawal is lower than the Specified Interest Rate attributed to the Accumulation Period using the same values for the other factors:

		How the Rates and Months are part of the MVA Factor Calculation
The Specified Interest Rate for your 36 month Accumulation Period	6.00%	Represented by "a" in the formula above.
The Specified Interest Rate applicable at the time of your withdrawal plus 0.25%	3.75%	Represented by "b" in the formula above; 3.50% + 0.25% = 3.75%
The Accumulation Period is 3 years	36 months	Represented by "n" in the formula above.
Number of elapsed months	20 months	Represented by "t" in the formula above.
Calculations (Step by Step)
(1+a)	106.00%	1 + 6.00% = 106.00%
(1+b) + 0.25%	103.75%	1 + 3.50% = 103.50% + 0.25% = 103.75%
(1+a)/(1+b)	1.021687	106% / 103.75% = 1.021687
(n-t)/12	16	(36 – 20) / 12 = 16/12 = 1.333333
(1+a)/(1+b)(n-t)/12	1.02902	(1.021687)1.3333 = 1.02902
Result above minus 1 is the MVA Factor	-0.02787	1.02902 – 1 = 0.02902
MVA Factor x the Withdrawal Amount is the Adjustment	$870.60

0.02902 x $30,000 = $870.60 (rounded) and represents a positive Adjustment (Gain for Owner); the adjustment amount compared to withdrawal amount ($30,000) at the time of the withdrawal as a percentage is 2.9%.

Total Amount deducted from the Guaranteed Interest Account with Market Value Adjustment	$30,870.60	Withdrawal amount requested ($30,000) plus the positive Market Value Adjustment ($870.60) = $30,870.60 the amount paid to you

5

Service Arrangements

MONY Life Insurance Company of America and Protective Life Insurance Company entered into an Administrative Services Agreement. Protective Life Insurance Company performs certain administrative services regarding the Contracts issued by the Separate Account and is located at 2801 Highway 280 South, Birmingham, Alabama 35223. The administrative and routine customer services performed by Protective Life Insurance Company include processing and mailing of account statements and other mailings to Owners, responding to Owner correspondence and inquiries, processing withdrawal and transfer requests, requests for annuitization, maintain books and records, regulatory filings, among other administrative tasks. Protective Life Insurance Company receives fees for the administrative services it provides, and the fees over the last three years are approximately $4,176,388 for 2024, $3,775,916 for 2023, and $3,946,873 for 2022.

Sale of the Contracts

The principal underwriters of the Contract (the "Distributors") are Equitable Advisors and Equitable Distributors, LLC. Equitable Advisors is an affiliate of the Company and Equitable, and Equitable Distributors is an affiliate of the Company and an indirect, wholly owned subsidiary of Equitable. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1345 Avenue of the Americas, New York, NY 10105. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for the Company's other life and annuity products.

The Distributors receive fees for the sale of variable annuity contracts, including the Contract. Although new sales of the Contract are no longer being made, sale of the Contracts generally speaking is part of a continuous offering. The aggregate dollar amount of commissions paid to, and the amount retained by, the Distributors for each of the Separate Account's last three fiscal years is as follows:

Equitable Advisors and Equitable Distributors ("the Distributors") receive fees for the sale of variable annuity contracts. The Distributors received compensation with respect to the contracts offered through the Separate Account in the following amounts during the periods indicated:

Fiscal Year	Aggregate Amount of Commissions Paid To The Distributors	Aggregate Amount of Commissions Retained By Equitable Advisors Only* After Payments To Their Registered Persons And Other Selling Broker-dealers
2022	$2,579,599	$241,763
2023	$2,029,248	$205,286
2024	$1,989,220	$245,130

*  Equitable Distributors passes through commissions it receives and does not retain any override as distributor for the Contracts. However, under the distribution agreement with Equitable Distributors, the Company will pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for the Distributors' operating and other expenses as it relates to the Contracts.

Please see the Prospectus for your Contract for detailed information regarding the distribution of the Contracts.

Financial statements

The financial statements of the Company should be distinguished from the financial statements of the Separate Account. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

6

PART C - OTHER INFORMATION

Item 27. Exhibits

(a) Board of Directors Resolution

(a) (1) Resolutions of Board of Directors of MONY Life Insurance Company of America authorizing the establishment of MONY America Variable Account A, adopted March 27, 1987, incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(b) Custodian Agreements - Not Applicable

(c) Underwriting Contracts

(c) (1) Underwriting Agreement among MONY Life Insurance Company of America, MONY Securities Corporation, and MONY Series Fund, Inc. dated November 1, 1990, incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

(c) (2) Wholesale Distribution Agreement dated April 1, 2005 by and between MONY Life Insurance Company of America, MONY Securities Corporation, and AXA Distributors, LLC, is incorporated herein by reference to the Registration Statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

(c) (2) (i) Form of the First Amendment dated as of October 1, 2013 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

(c) (2) (ii) Second Amendment dated as of August 1, 2015 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

(c) (3) Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

(c) (4) Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

(c) (5) General Agent Sales Agreement dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(c) (5) (i) First Amendment dated as of August 1, 2006 to General Agent Sales Agreement dated as of August 1, 2006 by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

(c) (5) (ii) Second Amendment dated as of April 1, 2008 to General Agent Sales Agreement dated as of April 1, 2008 by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(c) (5) (iii) Form of the Third Amendment to General Agent Sales Agreement dated as of October 1, 2013 by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (333-195491) filed on April 21, 2015.

(c) (5) (iv) Fourth Amendment to General Agent Sales Agreement dated as of October 1, 2014 by and between Equitable Financial Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to the Registration Statement on Form S-3 (333-236437) filed on March 14, 2022.

(c) (5) (v) Fifth Amendment to General Agent Sales Agreement, dated as of June 1, 2015 by and between MONY Life Insurance Company of America (“MONY America”) and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-207014) filed on December 23, 2015.

(c) (5) (vi) Sixth Amendment to General Agent Sales Agreement, dated as of August 1, 2015, by and between MONY Life Insurance Company of America (“MONY America”) and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No.29 to the Form S-6 Registration Statement (333-56969) filed on April 19, 2019.

(c) (5) (vii) Seventh Amendment to General Agent Sales Agreement, dated as of April 1, 2016, by and between MONY Life Insurance Company of America (“MONY America”) and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No.29 to the Form S-6 Registration Statement (333-56969) filed on April 19, 2019.

(c)(5)(viii) Eighth Amendment to General Agent Sales Agreement dated as of November 1, 2019, by and between MONY Life Insurance Company of America ("MONY America") and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(c) (5) (ix)  Ninth Amendment to General Agent Sales Agreement, dated as of October 1, 2020, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(c) (5) (x) Tenth Amendment to General Agent Sales Agreement, dated as of September 1, 2021, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-6 (File No. 333-56969) filed on April 21, 2022.

(c) (5) (xi) Eleventh Amendment to General Agent Sales Agreement, dated as of November 1, 2021, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-6 (File No. 333-56969) filed on April 21, 2022.

(c) (5) (xii) Twelfth Amendment to General Agent Sales Agreement, dated as of June 6, 2005, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC  , incorporated herein by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-4 (File No. 333-59717) filed on April 23, 2024.

(c) (6) Broker-Dealer Distribution and Servicing Agreement dated June 6, 2005, made by and between MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(c) (7) Broker-Dealer and General Agent Servicing Agreement for In-Force MLOA Products dated October 1, 2013, by and between MONY Life Insurance Company of America, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form S-6 (File No. 333-56969) filed on April 25, 2014.

(c) (8) Wholesale Level Servicing Agreement for In-Force MLOA Products dated October 1, 2013, by and between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form S-6 (File No. 333-56969) filed on April 25, 2014.

(d) Contracts

(d) (1) Form of flexible payment variable annuity contract, incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-72632) filed on January 9, 2002.

(e) Applications

(e) (1) Form of application for flexible payment variable annuity contract, incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-72632) filed on January 9, 2002.

(f) Insurance Company’s Certificate of Incorporation and By-Laws

(f) (1) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(f) (2) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(f) (3) Articles of Restatement of the Articles of Incorporation of Equitable Financial Life Insurance Company of America (as Amended December 13, 2019) incorporated herein by reference to registration statement on Form S-1 (File No. 333-236437) filed on February 14, 2020.

(f) (4) By-Laws of Equitable Financial Life Insurance Company of America (as Amended December 13, 2019) incorporated herein by reference to registration statement on Form S-1 (File No. 333-236437) filed on February 14, 2020.

(f) (5) Amended and Restated By-Laws of Equitable Financial Life Insurance Company of America dated September 23, 2020, incorporated herein by reference to Registration Statement on Form N-6 (file No. 333-191149) filed on April 21, 2021.

(g) Reinsurance Contracts

(g) (1) Form of Variable Annuity Reinsurance Agreement between MONY Life Insurance Company of America and ACE TEMPEST Life Insurance Ltd., incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(g) (2) Reinsurance Agreement by and among MONY Life Insurance Company of America and Protective Life Insurance Company, dated October 1, 2013, incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form S-6 (File No. 333-56969) filed on April 25, 2014.

(h) Participation Agreements – Not Applicable

(i) Administrative Contracts

(i) (1) Services Agreement between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America dated April 25, 1985, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

(i) (2) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005, incorporated herein by reference to the Annual Report on Form 10-K (File No. 333-65423) filed on March 31, 2005.

(i) (3) Administrative Services Agreement by and between MONY Life Insurance Company of America and Protective Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-6 (File No. 333-56969) filed on April 21, 2022.

(j) Other Material Contracts - Not Applicable

(k) Legal Opinion

(k) (1) Opinion and consent of Counsel – Filed herein.

(l) Other Opinions

(l) (1) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for Equitable Financial Life Insurance Company of America – Filed herein.

(m) Omitted Financial Statements - Not Applicable

(n) Initial Capital Agreements - Not Applicable

(o) Form of Initial Summary Prospectuses - Not Applicable

(p) Powers of Attorney - Filed herein.

(q) Letter regarding Change in Certifying Accountant - Not Applicable

(r) Historical Current Limits on Index Gains – Not Applicable

EX-101.SCH XBRL Taxonomy Extension Schema Document

Item 28. Directors and Officers of the Insurance Company

*The principal business address for all officers and directors of the Insurance Company is 8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333.

Name and Principal Business Address*	Position and Offices with Insurance Company
DIRECTOR
Douglas A. Dachille Legacy Liability Solutions, LLC 161 N. Clark Street Chicago, IL 60602	Director
Francis Hondal 10050 W. Suburban Drive Pinecrest, FL 33156	Director
Arlene Isaacs-Lowe 1830 South Ocean Drive, #1411 Hallandale, FL 33009	Director
Daniel G. Kaye 767 Quail Run Inverness, IL 60067	Director
Joan Lamm-Tennant 135 Ridge Common Fairfield, CT 06824	Director
Craig MacKay England & Company 1133 Avenue of the Americas Suite 2719 New York, NY 10036	Director
Bertram L. Scott 3601 Hampton Manor Drive Charlotte, NC 28226	Director
George Stansfield AXA 25, Avenue Matignon 75008 Paris, France	Director
Charles G.T. Stonehill Founding Partner Green & Blue Advisors 525 Park Avenue, 8D New York, New York 10065	Director

OFFICER-DIRECTOR
Mark Pearson	Director and Chief Executive Officer

Name and Principal Business Address*	Position and Offices with Insurance Company
OTHER OFFICERS
Nicholas B. Lane	President
José Ramón González	Chief Legal Officer and Secretary
Jeffrey J. Hurd	Chief Operating Officer
Robin M. Raju	Chief Financial Officer
Michael B. Healy	Chief Information Officer
Nicholas Huth	Chief Compliance Officer
William Eckert	Chief Accounting Officer
Darryl Gibbs	Chief Diversity Officer
David W. Karr	Signatory Officer
Erik Bass	Signatory Officer
Mary Jean Bonadonna	Signatory Officer
Nicholas Chan	Deputy Treasurer
Eric Colby	Signatory Officer
Glen Gardner	Chief Investment Officer
Kenneth Kozlowski	Signatory Officer
Carol Macaluso	Signatory Officer
James Mellin	Signatory Officer
Hillary Menard	Signatory Officer
Kurt Meyers	Deputy General Counsel and Signatory Officer
Maryanne (Masha) Mousserie	Signatory Officer
Prabha ("Mary") Ng	Chief Information Security Officer
Antonio Di Caro	Signatory Officer
Shelby Hollister-Share	Signatory Officer
Manuel Prendes	Signatory Officer
Aaron Sarfatti	Chief Strategy Officer
Stephen Scanlon	Signatory Officer
Samuel Schwartz	Signatory Officer
Stephanie Shields	Signatory Officer
Joseph M. Spagnuolo	Signatory Officer
Qi Ning (“Peter”) Tian	Treasurer
Gina Tyler	Chief Communications Officer
Constance Weaver	Chief Marketing Officer
Xu (“Vincent”) Xuan	Chief Actuary
Yun ("Julia") Zhang	Chief Risk Officer

Item 29. Persons Controlled by or Under Common Control with the Insurance Company or Registered Separate Account

Equitable Financial Life Insurance Company of America, a wholly-owned subsidiary of Equitable Holdings, LLC.

(a)	Equitable Holdings, Inc. - Subsidiary Organization Chart: Q4-2024 is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-283623) filed on February 14, 2025.

Item 30. Indemnification

The By-Laws of Equitable Financial Life Insurance Company of America (the “Corporation”) provide, in Article VI as follows:

Section 1. Nature of Indemnity. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys’ fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

Section 6. Survival; Preservation of Other Rights. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a “contract right” may not be modified retroactively without the consent of such director, officer, employee or agent.

The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 7. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

The directors and officers of the Company are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CNA, AIG, Nationwide, Berkley, Berkshire, SOMPO, Chubb, Markel, Ascot, Bowhead, and Westfield. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

Item 31. Principal Underwriters

(a)  Equitable Advisors, LLC and Equitable Distributors, LLC are the principal underwriters for:

(i)  Separate Account No. 49, Separate Account No. 70, Separate Account A, Separate Account FP, Separate Account I and Separate Account No. 45 of Equitable Financial

(ii)  Separate Account No. 49B of Equitable Colorado

(iii)  EQ Advisors Trust

(iv)  Variable Account AA, Equitable America Variable Account A, Equitable America Variable Account K, Equitable America Variable Account L, and Equitable America Variable Account 70A.

Equitable Advisors, LLC is also the principal underwriter for Separate Account No. 301 of Equitable Financial.

(b)  Set forth below is certain information regarding the directors and principal officers of Equitable Advisors, LLC and Equitable Distributors, LLC.

(i)	EQUITABLE ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER
*David Karr	Director, Chairman of the Board and Chief Executive Officer
*Nicholas B. Lane	Director
*Frank Massa	Director and President
*Aaron Sarfatti	Director
*Yun (“Julia”) Zhang	Director
*Ralph E. Browning, II	Chief Privacy Officer
*Mary Jean Bonadonna	Chief Risk Officer
*Patricia Boylan	Broker Dealer Chief Compliance Officer
*Nia Dalley	Vice President and Chief Conflicts Officer
*Brett Esselburn	Vice President, Investment Sales and Financial Planning
*Gina Jones	Vice President and Financial Crime Officer
*Tracy Zimmerer	Vice President, Principal Operations Officer
*Sean Donovan	Assistant Vice President
*Alan Gradzki	Assistant Vice President
*Janie Smith	Assistant Vice President
*James Mellin	Chief Sales Officer
*Candace Scappator	Assistant Vice President, Controller and Principal Financial Officer
*Prabha ("Mary") Ng	Chief Information Security Officer
*Alfred Ayensu-Ghartey	Vice President
*Joshua Katz	Vice President
*Dustin Long	Vice President
*Christopher LaRussa	Investment Advisor Chief Compliance Officer
*Christian Cannon	Vice President and General Counsel
Paul Scott Peterson	Vice President, Assistant Treasurer and Signatory Officer
*Samuel Schwartz	Vice President
*Dennis Sullivan	Vice President
*Peter Tian	Senior Vice President, Treasurer and Signatory Officer
*Constance (Connie) Weaver	Vice President
*Michael Brudoley	Secretary
*Christine Medy	Assistant Secretary
*Francesca Divone	Assistant Secretary

(ii)	EQUITABLE DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER
*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer
*Jim Kais	Director and Head of Group Retirement
*Jason Brown	Deputy Chief Compliance Officer
*Ursula Carty	Head of Commercial Line Marketing
*Amy Feintuch	Head of Independent Relationships- Financial Protection
*Steve Junge	National Sales Manager – 1290 Funds
*James O’Connor	Head of Business Development and Key Accounts Group Retirement
*David Kahal	Signatory Officer
*Fred Makonnen	Signatory Officer
*Arielle D’ Auguste	Signatory Officer and General Counsel
*Alfred D’Urso	Signatory Officer and Chief Compliance Officer
*Candace Scappator	Signatory Officer, Chief Financial Officer, Principal Financial Officer and Principal Operations Officer
*Gina Jones	Signatory Officer and Financial Crime Officer
*Yun (“Julia”) Zhang	Signatory Officer and Chief Risk Officer
*Francesca Divone	Secretary

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER
*Stephen Scanlon	Director, Head of Individual Retirement and Signatory Officer
*Prabha ("Mary") Ng	Signatory Officer and Chief Information Security Officer
*Michael Brudoley	Assistant Secretary
*Christine Medy	Assistant Secretary

* Principal Business Address: 1345 Avenue of the Americas NY, NY 10105

(c)

Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Equitable Advisors, LLC	N/A	$0	$0	$0
Equitable Distributors, LLC	N/A	$0	$0	$0

Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment

(a)

Name of the Contract	Number of Contracts Outstanding	Total value attributable to the Index-Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Guaranteed Interest Account with Market Value Adjustment	2,009	$73,047,190	0	$1,566,708	$7,297,863	Yes

(b)            Not applicable.

Item 32. Location of Accounts and Records

Not applicable.

Item 33. Management Services

Not applicable.

Item 34.  Fee Representation and Undertakings

The Registrant hereby undertakes:

1.	To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities Act; and

2.	That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on this day of April 24, 2025.

Equitable Financial Life Insurance Company of America
(Insurance Company registrant)

By:	/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey
Vice President and Associate General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*	Chief Executive Officer and Director
Mark Pearson

PRINCIPAL FINANCIAL OFFICER:

*	Chief Financial Officer
Robin Raju

PRINCIPAL ACCOUNTING OFFICER:

*	Chief Accounting Officer
William Eckert

*DIRECTORS:

Douglas A. Dachille Francis Hondal Daniel G. Kaye Joan Lamm-Tennant	Craig MacKay Bertram L. Scott George Stansfield	Charles G.T. Stonehill Mark Pearson Arlene Isaacs-Lowe

*BY:	/s/ ALFRED AYENSU-GHARTEY
Alfred Ayensu-Ghartey
Attorney-in-Fact

April 24, 2025